Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 28, 2013	Jun. 30, 2012
Document And Entity Information
Entity Registrant Name	PEOPLES BANCORP OF NORTH CAROLINA INC
Entity Central Index Key	0001093672
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 34,030,624
Entity Common Stock, Shares Outstanding		5,613,495
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks, including reserve requirements of $9,625 and $8,492	$ 32,617	$ 22,532
Interest bearing deposits	16,226	6,704
Cash and cash equivalents	48,843	29,236
Investment securities available for sale	297,823	321,388
Other investments	5,599	5,712
Total securities	303,422	327,100
Mortgage loans held for sale	6,922	5,146
Loans	619,974	670,497
Less allowance for loan losses	(14,423)	(16,604)
Net loans	605,551	653,893
Premises and equipment, net	15,874	16,896
Cash surrender value of life insurance	13,273	12,835
Other real estate	6,254	7,576
Accrued interest receivable and other assets	13,377	14,381
Total assets	1,013,516	1,067,063
Deposits:
Non-interest bearing demand	161,582	136,878
NOW, MMDA & savings	371,719	366,133
Time, $100,000 or more	134,733	193,045
Other time	113,491	131,055
Total deposits	781,525	827,111
Securities sold under agreements to repurchase	34,578	39,600
FHLB borrowings	70,000	70,000
Junior subordinated debentures	20,619	20,619
Accrued interest payable and other liabilities	9,047	6,706
Total liabilities	915,769	964,036
Commitments
Shareholders' equity:
Series A preferred stock, $1,000 stated value; authorized 5,000,000 shares; issued and outstanding 12,524 shares in 2012 and 25,054 shares in 2011	12,524	24,758
Common stock, no par value; authorized 20,000,000 shares; issued and outstanding 5,613,495 shares in 2012 and 5,544,160 shares in 2011	48,133	48,298
Retained earnings	31,478	26,895
Accumulated other comprehensive income	5,612	3,076
Total shareholders' equity	97,747	103,027
Total liabilities and shareholders' equity	$ 1,013,516	$ 1,067,063

Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and due from banks, reserve requirements	$ 9,625	$ 8,492
Shareholders' equity:
Series A preferred stock, stated value (in dollars per share)	$ 1,000	$ 1,000
Series A preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Series A preferred stock, shares issued (in shares)	12,524	25,054
Series A preferred stock, shares outstanding (in shares)	12,524	25,054
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	20,000,000	20,000,000
Common stock, shares issued (in shares)	5,613,495	5,544,160
Common stock, shares outstanding (in shares)	5,613,495	5,544,160

Consolidated Statements of Earnings (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 32,758	$ 36,374	$ 40,204
Interest on due from banks	51	33	63
Interest on investment securities:
U.S. Government sponsored enterprises, including mortgage-backed securities	2,746	5,414	5,035
States and political subdivisions	3,403	3,180	2,173
Other	287	258	205
Total interest income	39,245	45,259	47,680
Interest expense:
NOW, MMDA & savings deposits	1,180	2,263	3,472
Time deposits	3,205	5,035	6,786
FHLB borrowings	2,744	2,956	3,285
Junior subordinated debentures	438	407	411
Other	129	285	394
Total interest expense	7,696	10,946	14,348
Net interest income	31,549	34,313	33,332
Provision for loan losses	4,924	12,632	16,438
Net interest income after provision for loan losses	26,625	21,681	16,894
Non-interest income:
Service charges	4,764	5,106	5,626
Other service charges and fees	1,940	2,090	2,195
Other than temporary impairment losses	0	(144)	(291)
Gain on sale of securities	1,218	4,406	3,348
Mortgage banking income	1,229	757	532
Insurance and brokerage commissions	517	471	390
Loss on sale and write-down of other real estate	(1,136)	(1,322)	(704)
Miscellaneous	4,005	3,149	2,788
Total non-interest income	12,537	14,513	13,884
Non-interest expense:
Salaries and employee benefits	16,426	14,766	14,124
Occupancy	5,236	5,339	5,436
Other	10,120	9,467	9,388
Total non-interest expense	31,782	29,572	28,948
Earnings before income taxes	7,380	6,622	1,830
Income tax expense (benefit)	1,587	1,463	(11)
Net earnings	5,793	5,159	1,841
Dividends and accretion on preferred stock	1,010	1,393	1,394
Net earnings available to common shareholders	$ 4,783	$ 3,766	$ 447
Basic and diluted net earnings per common share (in dollars per share)	$ 0.86	$ 0.68	$ 0.08
Cash dividends declared per common share (in dollars per share)	$ 0.18	$ 0.08	$ 0.08

Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income Loss
Net earnings	$ 5,793	$ 5,159	$ 1,841
Other comprehensive income (loss):
Unrealized holding gains on securities available for sale	5,371	9,316	46
Reclassification adjustment for other than temporary impairment losses included in net earnings	0	144	291
Reclassification adjustment for gains on securities available for sale included in net earnings	(1,218)	(4,406)	(3,348)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	0	(648)	(1,114)
Total other comprehensive income (loss), before income taxes	4,153	4,406	(4,125)
Income tax expense (benefit) related to other comprehensive income (loss):
Unrealized holding gains on securities available for sale	2,091	3,629	18
Reclassification adjustment for gains on securities available for sale included in net earnings	(474)	(1,660)	(1,191)
Unrealized holding losses on derivative financial instruments qualifying as cash flow hedges	0	(252)	(434)
Total income tax expense (benefit) related to other comprehensive income (loss)	1,617	1,717	(1,607)
Total other comprehensive income (loss), net of tax	2,536	2,689	(2,518)
Total comprehensive income (loss)	$ 8,329	$ 7,848	$ (677)

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Preferred Stock	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income	Total
Beginning Balance, Amount at Dec. 31, 2009	$ 24,476	$ 48,269	$ 23,573	$ 2,905	$ 99,223
Beginning Balance, Shares at Dec. 31, 2009	25,054	5,539,056
Accretion of Series A preferred stock	141		(141)		0
Cash dividends declared on Series A preferred stock			(1,253)		(1,253)
Cash dividends declared on common stock			(447)		(447)
Restricted stock payout, Shares		2,357
Restricted stock payout, Amount		12			12
Stock options exercised, Shares					0
Net earnings			1,841		1,841
Change in accumulated other comprehensive income, net of tax				(2,518)	(2,518)
Ending Balance, Amount at Dec. 31, 2010	24,617	48,281	23,573	387	96,858
Ending Balance, Shares at Dec. 31, 2010	25,054	5,541,413
Accretion of Series A preferred stock	141		(141)		0
Cash dividends declared on Series A preferred stock			(1,253)		(1,253)
Cash dividends declared on common stock			(443)		(443)
Restricted stock payout, Shares		2,747
Restricted stock payout, Amount		17			17
Stock options exercised, Shares					0
Net earnings			5,159		5,159
Change in accumulated other comprehensive income, net of tax				2,689	2,689
Ending Balance, Amount at Dec. 31, 2011	24,758	48,298	26,895	3,076	103,027
Ending Balance, Shares at Dec. 31, 2011	25,054	5,544,160
Accretion of Series A preferred stock	70		(70)		0
Preferred stock and warrant repurchase, Shares	(12,530)
Preferred stock and warrant repurchase, Amount	(12,304)	(704)	886		(12,122)
Cash dividends declared on Series A preferred stock			(1,023)		(1,023)
Cash dividends declared on common stock			(1,003)		(1,003)
Restricted stock payout, Amount					0
Stock options exercised, Shares		69,335			(69,335)
Stock options exercised, Amount		539			539
Net earnings			5,793		5,793
Change in accumulated other comprehensive income, net of tax				2,536	2,536
Ending Balance, Amount at Dec. 31, 2012	$ 12,524	$ 48,133	$ 31,478	$ 5,612	$ 97,747
Ending Balance, Shares at Dec. 31, 2012	12,524	5,613,495

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net earnings	$ 5,793	$ 5,159	$ 1,841
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	8,876	6,226	4,971
Provision for loan losses	4,924	12,632	16,438
Deferred income taxes	(213)	(678)	(523)
Gain on sale of investment securities	(1,218)	(4,406)	(3,348)
Write-down of investment securities	0	144	291
Loss/(Gain) on sale of other real estate	98	272	(191)
Write-down of other real estate	1,038	1,050	895
Restricted stock expense	0	7	10
Change in:
Mortgage loans held for sale	(1,776)	(1,332)	(974)
Cash surrender value of life insurance	(438)	(296)	(257)
Other assets	(399)	2,644	(2,316)
Other liabilities	2,342	930	961
Net cash provided (used by) operating activities	19,027	22,352	17,798
Cash flows from investing activities:
Net change in certificates of deposit	0	735	2,610
Purchases of investment securities available for sale	(88,304)	(208,863)	(232,915)
Proceeds from calls, maturities and paydowns of investment securities available for sale	63,225	54,041	86,935
Proceeds from sales of investment securities available for sale	47,076	110,978	65,774
Purchases of other investments	(493)	(215)	0
Proceeds from sale of other investments	606	290	585
Net change in loans	38,170	38,561	28,703
Purchases of premises and equipment	(917)	(1,601)	(1,441)
Purchases of bank owned life insurance	0	(5,000)	0
Proceeds from sale of other real estate and repossessions	5,434	3,355	5,725
Net cash provided (used) by investing activities	64,797	(7,719)	(44,024)
Cash flows from financing activities:
Net change in deposits	(45,586)	(11,601)	29,369
Net change in demand notes payable to U.S. Treasury	0	(1,600)	964
Net change in securities sold under agreement to repurchase	(5,022)	5,506	(2,782)
Proceeds from FHLB borrowings	25,400	40,000	0
Repayments of FHLB borrowings	(25,400)	(40,000)	(7,000)
Proceeds from FRB borrowings	2	1	0
Repayments of FRB borrowings	(2)	(1)	0
Preferred stock and warrant repurchase	(12,122)	0	0
Restricted stock payout	0	17	12
Stock options exercised	539	0	0
Cash dividends paid on Series A preferred stock	(1,023)	(1,253)	(1,253)
Cash dividends paid on common stock	(1,003)	(443)	(447)
Net cash (used) provided by financing activities	(64,217)	(9,374)	18,863
Net change in cash and cash equivalent	19,607	5,259	(7,363)
Cash and cash equivalents at beginning of period	29,236	23,977	31,340
Cash and cash equivalents at end of period	48,843	29,236	23,977
Cash paid during the year for:
Interest	7,838	10,900	14,419
Income taxes	2,013	283	1,700
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	2,536	(3,087)	1,838
Change in unrealized gain on derivative financial instruments, net	0	398	680
Transfer of loans to other real estate and repossessions	6,323	10,787	9,105
Financed portion of sale of other real estate	1,076	5,208	2,270
Accretion of Series A preferred stock	70	141	141
Discount on preferred stock	$ 835	$ 0	$ 0

1. Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
1. Summary of Significant Accounting Policies

(1)	Summary of Significant Accounting Policies

Organization

Peoples Bancorp of North Carolina, Inc. (“Bancorp”) received regulatory approval to operate as a bank holding company on July 22, 1999, and became effective August 31, 1999.  Bancorp is primarily regulated by the Board of Governors of the Federal Reserve System, and serves as the one-bank holding company for Peoples Bank (the “Bank”).

The Bank commenced business in 1912 upon receipt of its banking charter from the North Carolina State Banking Commission (the “SBC”). The Bank is primarily regulated by the SBC and the Federal Deposit Insurance Corporation (the “FDIC”) and undergoes periodic examinations by these regulatory agencies. The Bank, whose main office is in Newton, North Carolina, provides a full range of commercial and consumer banking services primarily in Catawba, Alexander, Lincoln, Mecklenburg, Iredell, Union and Wake counties in North Carolina.

Peoples Investment Services, Inc. is a wholly-owned subsidiary of the Bank and began operations in 1996 to provide investment and trust services through agreements with an outside party.

Real Estate Advisory Services, Inc. (“REAS”) is a wholly-owned subsidiary of the Bank and began operations in 1997 to provide real estate appraisal and property management services to individuals and commercial customers of the Bank.

Community Bank Real Estate Solutions, LLC is a wholly-owned subsidiary of Bancorp and began operations in 2009 as a “clearing house” for appraisal services for community banks.  Other banks are able to contract with Community Bank Real Estate Solutions, LLC to find and engage appropriate appraisal companies in the area where the property is located.

Principles of Consolidation

The consolidated financial statements include the financial statements of Bancorp and its wholly-owned subsidiaries, the Bank and Community Bank Real Estate Solutions, LLC, along with the Bank’s wholly-owned subsidiaries, Peoples Investment Services, Inc. and REAS (collectively called the “Company”).  All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

The accounting principles followed by the Company, and the methods of applying these principles, conform with accounting principles generally accepted in the United States of America (“GAAP”) and with general practices in the banking industry. In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ significantly from these estimates. Material estimates common to the banking industry that are particularly susceptible to significant change in the near term include, but are not limited to, the determination of the allowance for loan losses and valuation of real estate acquired in connection with or in lieu of foreclosure on loans.

Cash and Cash Equivalents

Cash, due from banks and interest-bearing deposits are considered cash and cash equivalents for cash flow reporting purposes.

Investment Securities

There are three classifications the Company is able to classify its investment securities: trading, available for sale, or held to maturity. Trading securities are bought and held principally for sale in the near term. Held to maturity securities are those securities for which the Company has the ability and intent to hold until maturity. All other securities not included in trading or held to maturity are classified as available for sale. At December 31, 2012 and 2011, the Company classified all of its investment securities as available for sale.

Available for sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, are excluded from earnings and are reported as a separate component of shareholders’ equity until realized.

Management evaluates investment securities for other-than-temporary impairment on an annual basis. A decline in the market value of any investment below cost that is deemed other-than-temporary is charged to earnings for the decline in value deemed to be credit related and a new cost basis in the security is established. The decline in value attributed to non-credit related factors is recognized in comprehensive income.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to the yield.  Realized gains and losses for securities classified as available for sale are included in earnings and are derived using the specific identification method for determining the cost of securities sold.

Other Investments

Other investments include equity securities with no readily determinable fair value. These investments are carried at cost.

Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at lower of aggregate cost or market value. The cost of mortgage loans held for sale approximates the market value.

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported at the principal amount outstanding, net of the allowance for loan losses. Interest on loans is calculated by using the simple interest method on daily balances of the principal amount outstanding. The recognition of certain loan origination fee income and certain loan origination costs is deferred when such loans are originated and amortized over the life of the loan.

A loan is impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan will not be collected.  Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

Accrual of interest is discontinued on a loan when management believes, after considering economic conditions and collection efforts, that the borrower’s financial condition is such that collection of interest is doubtful. Interest previously accrued but not collected is reversed against current period earnings.

Allowance for Loan Losses

The allowance for loan losses reflects management’s assessment and estimate of the risks associated with extending credit and its evaluation of the quality of the loan portfolio. The Bank periodically analyzes the loan portfolio in an effort to review asset quality and to establish an allowance for loan losses that management believes will be adequate in light of anticipated risks and loan losses. In assessing the adequacy of the allowance, size, quality and risk of loans in the portfolio are reviewed. Other factors considered are:

•	the Bank’s loan loss experience;

•	the amount of past due and non-performing loans;

•	specific known risks;

•	the status and amount of other past due and non-performing assets;

•	underlying estimated values of collateral securing loans;

•	current and anticipated economic conditions; and

•	other factors which management believes affect the allowance for potential credit losses.

The allowance for loan losses is comprised of three components: specific reserves, general reserves and unallocated reserves. After a loan has been identified as impaired, management measures impairment. When the measure of the impaired loan is less than the recorded investment in the loan, the amount of the impairment is recorded as a specific reserve. These specific reserves are determined on an individual loan basis based on management’s current evaluation of the Bank’s loss exposure for each credit, given the appraised value of any underlying collateral or the present value of projected cash flows for non-collateral dependent loans. Loans for which specific reserves are provided are excluded from the general allowance calculations as described below.

The general allowance reflects reserves established under GAAP for collective loan impairment. These reserves are based upon historical net charge-offs using the greater of the last two or three years’ loss experience.  This charge-off experience may be adjusted to reflect the effects of current conditions.  The Bank considers information derived from its loan risk ratings and external data related to industry and general economic trends in establishing reserves.

The unallocated allowance is determined through management’s assessment of probable losses that are in the portfolio but are not adequately captured by the other two components of the allowance, including consideration of current economic and business conditions and regulatory requirements. The unallocated allowance also reflects management’s acknowledgement of the imprecision and subjectivity that underlie the modeling of credit risk.  Due to the subjectivity involved in determining the overall allowance, including the unallocated portion, this unallocated portion may fluctuate from period to period based on management’s evaluation of the factors affecting the assumptions used in calculating the allowance.

Management considers the allowance for loan losses adequate to cover the estimated losses inherent in the Bank’s loan portfolio as of the date of the financial statements. Management believes it has established the allowance in accordance with GAAP and in consideration of the current economic environment. Although management uses the best information available to make evaluations, significant future additions to the allowance may be necessary based on changes in economic and other conditions, thus adversely affecting the operating results of the Company.

There were no significant changes in the estimation methods or fundamental assumptions used in the evaluation of the allowance for loan losses for the year ended December 31, 2012 as compared to the year ended December 31, 2011.   Revisions, estimates and assumptions may be made in any period in which the supporting factors indicate that loss levels may vary from the previous estimates.

Effective December 31, 2012, stated income mortgage loans from the Banco de la Gente division of the Bank were analyzed separately from other single family residential loans in the Bank’s loan portfolio.  These loans are first mortgage loans made to the Latino market, primarily in Mecklenburg and surrounding counties.  These loans are non-traditional mortgages in that the customer normally did not have a credit history, so all credit information was accumulated by the loan officers.  These loans were made as stated income loans rather than full documentation loans because the customer may not have had complete documentation on the income supporting the loan.

Various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses. Such agencies may require adjustments to the allowance based on their judgments of information available to them at the time of their examinations.  Also, an independent loan review process further assists with evaluating credit quality and assessing potential performance issues.

Mortgage Banking Activities

Mortgage banking income represents net gains from the sale of mortgage loans and fees received from borrowers and loan investors related to the Bank’s origination of single-family residential mortgage loans.

Mortgage loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balances of mortgage loans serviced for others was approximately $3.1 million, $4.0 million and $5.3 million at December 31, 2012, 2011 and 2010, respectively.

The Bank originates certain fixed rate mortgage loans and commits these loans for sale.  The commitments to originate fixed rate mortgage loans and the commitments to sell these loans to a third party are both derivative contracts.  The fair value of these derivative contracts is immaterial and has no effect on the recorded amounts in the financial statements.

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. When assets are retired or otherwise disposed, the cost and related accumulated depreciation are removed from the accounts, and any gain or loss is reflected in earnings for the period. The cost of maintenance and repairs that do not improve or extend the useful life of the respective asset is charged to earnings as incurred, whereas significant renewals and improvements are capitalized. The range of estimated useful lives for premises and equipment are generally as follows:

Buildings and improvements	10 - 50 years
Furniture and equipment	3 - 10 years

Other Real Estate

Foreclosed assets include all assets received in full or partial satisfaction of a loan.  Foreclosed assets are reported at fair value less estimated selling costs.  Any write-downs at the time of foreclosure are charged to the allowance for loan losses.  Subsequent to foreclosure, valuations are periodically performed by management, and a valuation allowance is established if fair value declines below carrying value.  Costs relating to the development and improvement of the property are capitalized.  Revenues and expenses from operations are included in other expenses.  Changes in the valuation allowance are included in loss on sale and write-down of other real estate.  The balance of other real estate owned was $6.3 million and $7.6 million at December 31, 2012 and 2011, respectively.

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that the realization of such benefits is more likely than not to occur. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities results in a deferred tax asset, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some portion or all of the deferred tax asset will not be realized. In assessing the realizability of a deferred tax asset, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

Tax effects from an uncertain tax position can be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information.  A tax position that meets the more likely than not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement.  Previously recognized tax positions that no longer meet the more likely than not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.  The Company assessed the impact of this guidance and determined that it did not have a material impact on the Company’s financial position, results of operations or disclosures.

Derivative Financial Instruments and Hedging Activities

In the normal course of business, the Company enters into derivative contracts to manage interest rate risk by modifying the characteristics of the related balance sheet instruments in order to reduce the adverse effect of changes in interest rates. All material derivative financial instruments are recorded at fair value in the financial statements.  The fair value of derivative contracts related to the origination of fixed rate mortgage loans and the commitments to sell these loans to a third party is immaterial and has no effect on the recorded amounts in the financial statements.

The disclosure requirements for derivatives and hedging activities have the intent to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows.  The disclosure requirements include qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about the fair value of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative instruments.

On the date a derivative contract is entered into, the Company designates the derivative as a fair value hedge, a cash flow hedge, or a trading instrument. Changes in the fair value of instruments used as fair value hedges are accounted for in the earnings of the period simultaneous with accounting for the fair value change of the item being hedged. Changes in the fair value of the effective portion of cash flow hedges are accounted for in other comprehensive income rather than earnings. Changes in fair value of instruments that are not intended as a hedge are accounted for in the earnings of the period of the change.

If a derivative instrument designated as a fair value hedge is terminated or the hedge designation removed, the difference between a hedged item’s then carrying amount and its face amount is recognized into income over the original hedge period. Likewise, if a derivative instrument designated as a cash flow hedge is terminated or the hedge designation removed, related amounts accumulated in other accumulated comprehensive income are reclassified into earnings over the original hedge period during which the hedged item affects income.

The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.  The Company may enter into derivative contracts that are intended to economically hedge certain of its risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

The Company formally documents all hedging relationships, including an assessment that the derivative instruments are expected to be highly effective in offsetting the changes in fair values or cash flows of the hedged items.

Advertising Costs

Advertising costs are expensed as incurred.

Stock-Based Compensation

The Company has an Omnibus Stock Ownership and Long Term Incentive Plan (the “1999 Plan”) whereby certain stock-based rights, such as stock options, restricted stock units, performance units, stock appreciation rights, or book value shares, may be granted to eligible directors and employees.  The 1999 Plan expired on May 13, 2009.

Under the 1999 Plan, the Company granted incentive stock options to certain eligible employees in order that they may purchase Company stock at a price equal to the fair market value on the date of the grant.  The options granted in 1999 vested over a five-year period.  Options granted subsequent to 1999 vest over a three-year period.

All options expire ten years after the date of grant.  A summary of the stock option activity in the 1999 Plan is presented below:

Stock Option Activity
For the Years Ended December 31, 2012, 2011 and 2010

	Shares	Weighted Average Option Price Per Share	Weighted Average Remaining Contractual Term (in years)

Outstanding, December 31, 2009	169,462	$8.17

Granted during the period	-	$-
Expired during the period	(19,391)	$6.99
Exercised during the period	-	$-

Outstanding, December 31, 2010	150,071	$8.32

Granted during the period	-	$-
Expired during the period	(71,054)	$8.71
Exercised during the period	-	$-

Outstanding, December 31, 2011	79,017	$7.97

Granted during the period	-	$-
Expired during the period	-	$-
Forfeited during the period	(6,052)	$8.89
Exercised during the period	(69,335)	$7.77

Outstanding, December 31, 2012	3,630	$10.31	1.35

Exercisable, December 31, 2012	3,630	$10.31	1.35

Options outstanding at December 31, 2012 are exercisable at $10.31.  As of December 31, 2012, the exercise price on options outstanding is more than the current market value; therefore, options outstanding as of December 31, 2012 have no intrinsic value.  Such options have a weighted average remaining contractual life of approximately one year.  No options were granted during the years ended December 31, 2012, 2011 and 2010. 69,335 options were exercised during the year ended December 31, 2012.  No options were exercised during the years ended December 31,  2011 and 2010.

The Company granted 3,000 restricted stock units in 2007 under the 1999 Plan at a grant date fair value of $17.40 per share. The Company granted 1,750 restricted stock units under the 1999 Plan at a grant date fair value of $12.80 per share during the third quarter of 2008 and 2,000 restricted stock units under the 1999 Plan at a fair value of $11.37 per share during the fourth quarter of 2008. The Company recognizes compensation expense on the restricted stock units over the period of time the restrictions are in place (three years from the grant date for the grants to date under the 1999 Plan).  The amount of expense recorded each period reflects the changes in the Company’s stock price during the period.  As of December 31, 2012, there was no unrecognized compensation cost related to the 2007 and 2008 restricted stock unit grants.

The Company also has an Omnibus Stock Ownership and Long Term Incentive Plan that was approved by its shareholders’ on May 7, 2009 (the “2009 Plan”) whereby certain stock-based rights, such as stock options, restricted stock, restricted stock units, performance units, stock appreciation rights, or book value shares, may be granted to eligible directors and employees.  A total of 330,486 shares are currently reserved for possible issuance under the 2009 Plan.   All rights must be granted or awarded within ten years from the May 7, 2009 effective date of the 2009 Plan.

The Company granted 29,514 restricted stock units under the 2009 Plan  at a grant date fair value of $7.90 per share during the first quarter of 2012.  5,355 restricted stock units were forfeited by the executive officers of the Company as required by the agreement with the U.S. Department of the Treasury (“UST”) in conjunction with the Company’s participation in the Capital Purchase Program (“CPP”) under the Troubled Asset Relief Program (“TARP”) in 2008.  In July 2012, the Company granted 5,355 restricted stock units at a grant date fair value of $8.25. The Company recognizes compensation expense on the restricted stock units over the period of time the restrictions are in place (five years from the grant date for the grants to date under the 2009 Plan). The amount of expense recorded each period reflects the changes in the Company’s stock price during the period.  As of December 31, 2012, the total unrecognized compensation cost related to the 2012 restricted stock unit grants was $227,000.

The Company recognized compensation expense for restricted stock awards of $42,000, $7,000 and $10,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Net Earnings Per Share

Net earnings per common share is based on the weighted average number of common shares outstanding during the period while the effects of potential common shares outstanding during the period are included in diluted earnings per common share. The average market price during the year is used to compute equivalent shares.

The reconciliations of the amounts used in the computation of both “basic earnings per common share” and “diluted earnings per common share” for the years ended December 31, 2012, 2011 and 2010 are as follows:

For the year ended December 31, 2012:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$4,783	5,559,401	$0.86
Effect of dilutive securities:
Stock options	-	3,206
Diluted earnings per common share	$4,783	5,562,607	$0.86

For the year ended December 31, 2011:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$3,766	5,542,548	$0.68
Effect of dilutive securities:
Stock options	-	1,301
Diluted earnings per common share	$3,766	5,543,849	$0.68

For the year ended December 31, 2010:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$447	5,539,308	$0.08
Effect of dilutive securities:
Stock options	-	4,107
Diluted earnings per common share	$447	5,543,415	$0.08

Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU No. 2013-01 provides additional guidance to clarify the intended scope of ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.  ASU No. 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

In February 2013, FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The objective of ASU No. 2013-02 is to improve the reporting of significant reclassifications out of accumulated other comprehensive income.  For public entities, ASU No. 2013-02 is effective for reporting periods beginning after December 15, 2012.  The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

Other accounting standards that have been issued or proposed by FASB or other standards-setting bodies are not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

2. Investment Securities	12 Months Ended
Dec. 31, 2012
Investments, Debt and Equity Securities [Abstract]
Investment Securities
(2)	Investment Securities

Investment securities available for sale at December 31, 2012 and 2011 are as follows:

(Dollars in thousands)
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$146,755	1,875	606	148,024
U.S. Government
sponsored enterprises	18,714	203	80	18,837
State and political subdivisions	118,591	7,171	104	125,658
Corporate bonds	2,571	19	4	2,586
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	720	-	1,468
Total	$288,629	9,988	794	297,823

(Dollars in thousands)
	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$213,378	1,371	1,056	213,693
U.S. Government
sponsored enterprises	7,429	265	-	7,694
State and political subdivisions	92,996	4,157	56	97,097
Corporate bonds	546	-	3	543
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	363	-	1,111
Total	$316,347	6,156	1,115	321,388

The current fair value and associated unrealized losses on investments in debt securities with unrealized losses at December 31, 2012 and 2011 are summarized in the tables below, with the length of time the individual securities have been in a continuous loss position.

(Dollars in thousands)
	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	48,126	468	12,913	138	61,039	606
U.S. Government
sponsored enterprises	3,402	80	-	-	3,402	80
State and political subdivisions	9,490	104	-	-	9,490	104
Corporate bonds	1,035	4	-	-	1,035	4
Total	62,053	656	12,913	138	74,966	794

(Dollars in thousands)
	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$95,122	991	4,125	65	99,247	1,056
State and political subdivisions	4,444	56	-	-	4,444	56
Corporate bonds	542	3	-	-	542	3
Total	$100,108	1,050	4,125	65	104,233	1,115

At December 31, 2012, unrealized losses in the investment securities portfolio relating to debt securities totaled $794,000. The unrealized losses on these debt securities arose due to changing interest rates and are considered to be temporary.  At December 31, 2012, ten out of 151 securities issued by state and political subdivisions contained unrealized losses, 36 out of 90 securities issued by U.S. Government sponsored enterprises, including mortgage-backed securities, contained unrealized losses and two out of four securities issued by corporations contained unrealized losses. These unrealized losses are considered temporary because of acceptable investment grades on each security and the repayment sources of principal and interest are government backed.

The Company periodically evaluates its investments for any impairment which would be deemed other-than-temporary. No investment impairments were deemed other-than-temporary in 2012. As part of its evaluation in 2011, the Company determined that the fair value of one equity security was less than the original cost of the investment and that the decline in fair value was not temporary in nature.  As a result, the Company wrote down its investment by $144,000. The remaining fair value of the investment at December 31, 2011 was approximately $264,000.  Similarly, as part of its evaluation in 2010, the Company wrote down two equity securities by $291,000.  The remaining fair value of the investments at December 31, 2010 was $409,000.

The amortized cost and estimated fair value of investment securities available for sale at December 31, 2012, by contractual maturity, are shown below. Expected maturities of mortgage-backed securities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$4,139	4,163
Due from one to five years	14,285	14,768
Due from five to ten years	100,595	106,246
Due after ten years	22,107	23,154
Mortgage-backed securities	146,755	148,024
Equity securities	748	1,468
Total	$288,629	297,823

Proceeds from sales of securities available for sale during 2012 were $47.1 million and resulted in gross gains of $1.3 million and gross losses of $103,000.  During 2011, the proceeds from sales of securities available for sale were $111.0 million and resulted in gross gains of $4.4 million and gross losses of $9,000. During 2010, the proceeds from sales of securities available for sale were $65.8 million and resulted in gross gains of $3.3 million.

Securities with a fair value of approximately $73.9 million and $83.6 million at December 31, 2012 and 2011, respectively, were pledged to secure public deposits, Federal Home Loan Bank of Atlanta (“FHLB”) borrowings and for other purposes as required by law.

GAAP establishes a framework for measuring fair value and expands disclosures about fair value measurements. There is a three-level fair value hierarchy for fair value measurements.  Level 1 inputs are quoted prices in active markets for identical assets or liabilities that a company has the ability to access at the measurement date. Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. The table below presents the balance of securities available for sale, which are measured at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2012 and 2011.

(Dollars in thousands)
	December 31, 2012
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$148,024	-	148,024	-
U.S. Government
sponsored enterprises	$18,837	-	18,837	-
State and political subdivisions	$125,658	-	125,658	-
Corporate bonds	$2,586	-	2,586	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,468	1,468	-	-

(Dollars in thousands)
	December 31, 2011
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$213,693	-	208,349	5,344
U.S. Government
sponsored enterprises	$7,694	-	7,694	-
State and political subdivisions	$97,097	-	97,097	-
Corporate bonds	$543	-	543	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,111	1,111	-	-

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available.  If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.

The following is an analysis of fair value measurements of investment securities available for sale using Level 3, significant unobservable inputs, for the year ended December 31, 2012.  Transfers out of Level 3 during the year ended December 31, 2012 are attributable to one available for sale security reported in Level 3 at December 31, 2011 because market pricing was unavailable from the Bank’s third party bond accounting provider at that time.  This security was reported in Level 2 at December 31, 2012, as the market valuation was provided by the Bank’s third party bond accounting provider.

(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$6,594
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales)	-
Transfers in and/or (out) of Level 3	(5,344)
Balance, end of period	$1,250

Change in unrealized gain/(loss) for assets still held in Level 3	$-

3. Loans	12 Months Ended
Dec. 31, 2012
Receivables [Abstract]
Loans

(3)	Loans

Major classifications of loans at December 31, 2012 and 2011 are summarized as follows:

(Dollars in thousands)
	December 31, 2012	December 31, 2011
Real estate loans
Construction and land development	$73,176	93,812
Single-family residential	195,003	212,993
Single-family residential -
Banco de la Gente stated income	52,019	54,058
Commercial	200,633	214,415
Multifamily and farmland	8,951	4,793
Total real estate loans	529,782	580,071

Commercial loans (not secured by real estate)	64,295	60,646
Farm loans (not secured by real estate)	11	-
Consumer loans (not secured by real estate)	10,148	10,490
All other loans (not secured by real estate)	15,738	19,290

Total loans	619,974	670,497

Less allowance for loan losses	14,423	16,604

Total net loans	$605,551	653,893

The Bank grants loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Union and Wake counties of North Carolina.  Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market.  Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

•	Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing our loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral. As of December 31, 2012, construction and land development loans comprised approximately 12% of the Bank’s total loan portfolio.

•	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans. As of December 31, 2012, single-family residential loans comprised approximately 40% of the Bank’s total loan portfolio, including Banco de la Gente single-family residential stated income loans amounting to approximately 8% of the Bank’s total loan portfolio.

•	Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over a loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property. As of December 31, 2012, commercial real estate loans comprised approximately 32% of the Bank’s total loan portfolio.

•	Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business. As of December 31, 2012, commercial loans comprised approximately 10% of the Bank’s total loan portfolio.

Loans are considered past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2012 and 2011:

December 31, 2012
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$1,280	6,858	8,138	65,038	73,176	-
Single-family residential	4,316	1,548	5,864	189,139	195,003	-
Single-family residential -
Banco de la Gente stated income	11,077	3,659	14,736	37,283	52,019	2,378
Commercial	1,720	1,170	2,890	197,743	200,633	-
Multifamily and farmland	7	-	7	8,944	8,951	-
Total real estate loans	18,400	13,235	31,635	498,147	529,782	2,378

Commercial loans (not secured by real estate)	888	66	954	63,341	64,295	23
Farm loans (not secured by real estate)	-	-	-	11	11	-
Consumer loans (not secured by real estate)	250	10	260	9,888	10,148	2
All other loans (not secured by real estate)	-	-	-	15,738	15,738	-
Total loans	$19,538	13,311	32,849	587,125	619,974	2,403

December 31, 2011
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$10,033	3,338	13,371	80,441	93,812	-
Single-family residential	4,612	1,434	6,046	206,947	212,993	107
Single-family residential -
Banco de la Gente stated income	11,924	4,755	16,679	37,379	54,058	2,602
Commercial	1,002	958	1,960	212,455	214,415	-
Multifamily and farmland	13	-	13	4,780	4,793	-
Total real estate loans	27,584	10,485	38,069	542,002	580,071	2,709

Commercial loans (not secured by real estate)	576	9	585	60,061	60,646	-
Consumer loans (not secured by real estate)	116	36	152	10,338	10,490	-
All other loans (not secured by real estate)	-	-	-	19,290	19,290	-
Total loans	$28,276	10,530	38,806	631,691	670,497	2,709

The following tables present the Bank’s non-accrual loans as of December 31, 2012 and 2011:

(Dollars in thousands)
	December 31, 2012	December 31, 2011
Real estate loans
Construction and land development	$9,253	13,257
Single-family residential	2,491	2,380
Single-family residential -
Banco de la Gente stated income	2,232	3,142
Commercial	3,263	2,451
Total real estate loans	17,239	21,230

Commercial loans (not secured by real estate)	344	403
Consumer loans (not secured by real estate)	47	152
Total	$17,630	21,785

At each reporting period, the Bank determines which loans are impaired.  Accordingly, the Bank’s impaired loans are reported at their estimated fair value on a non-recurring basis.  An allowance for each impaired loan that is collateral-dependent is calculated based on the fair value of its collateral.  The fair value of the collateral is based on appraisals performed by REAS, a subsidiary of the Bank.  REAS is staffed by certified appraisers that also perform appraisals for other companies.  Factors including the assumptions and techniques utilized by the appraiser are considered by management.  If the recorded investment in the impaired loan exceeds the measure of fair value of the collateral, a valuation allowance is recorded as a component of the allowance for loan losses.  An allowance for each impaired loan that is non-collateral dependent is calculated based on the present value of projected cash flows.  If the recorded investment in the impaired loan exceeds the present value of projected cash flows, a valuation allowance is recorded as a component of the allowance for loan losses.  Impaired loans under $250,000 are not individually evaluated for impairment, with the exception of the Bank’s troubled debt restructured (“TDR”) loans in the residential mortgage loan portfolio, which are individually evaluated for impairment.  Accruing impaired loans were $30.6 million at December 31, 2012 and 2011.  Interest income recognized on accruing impaired loans was $1.5 million and $1.7 million for the years ended December 31, 2012 and 2011, respectively.  No interest income is recognized on non-accrual impaired loans subsequent to their classification as non-accrual.

The following tables present the Bank’s impaired loans as of December 31, 2012 and 2011:

December 31, 2012
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$17,738	11,795	680	12,475	61	12,810
Single-family residential	9,099	766	7,799	8,565	177	7,590
Single-family residential -
Banco de la Gente stated income	21,806	-	21,000	21,000	1,278	21,158
Commercial	5,830	4,569	467	5,036	6	5,433
Multifamily and farmland	193	-	193	193	1	200
Total impaired real estate loans	54,666	17,130	30,139	47,269	1,523	47,191

Commercial loans (not secured by real estate)	983	347	592	939	12	1,125
Consumer loans (not secured by real estate)	68	-	66	66	1	41
Total impaired loans	$55,717	17,477	30,797	48,274	1,536	48,357

December 31, 2011
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$28,721	14,484	6,098	20,582	3,264	17,848
Single-family residential	6,361	969	5,117	6,086	131	6,324
Single-family residential -
Banco de la Gente stated income	20,021	-	19,602	19,602	1,296	18,778
Commercial	7,717	3,845	3,139	6,984	77	4,518
Multifamily and farmland	209	-	209	209	1	214
Total impaired real estate loans	63,029	19,298	34,165	53,463	4,769	47,682

Commercial loans (not secured by real estate)	1,111	-	1,083	1,083	26	1,485
Consumer loans (not secured by real estate)	157	-	152	152	2	140
Total impaired loans	$64,297	19,298	35,400	54,698	4,797	49,307

The Bank’s December 31, 2012 and 2011 fair value measurements for impaired loans and other real estate on a non-recurring basis are presented below.  The fair value measurement process uses certified appraisals and other market-based information; however, in many cases, it also requires significant input based on management’s knowledge of and judgment about current market conditions, specific issues relating to the collateral, and other matters.  As a result, all fair value measurements for impaired loans and other real estate are considered Level 3.

(Dollars in thousands)
	Fair Value Measurements December 31, 2012	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2012
Impaired loans	$46,738	-	-	46,738	(7,986)
Other real estate	$6,254	-	-	6,254	(1,136)

(Dollars in thousands)
	Fair Value Measurements December 31, 2011	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2011
Impaired loans	$49,901	-	-	49,901	(11,864)
Other real estate	$7,576	-	-	7,576	(1,322)

Changes in the allowance for loan losses for the year ended December 31, 2012 were as follows:

Year ended December 31, 2012
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$7,182	3,253	2,104	1,731	13	1,029	-	255	1,037	16,604
Charge-offs	(4,728)	(886)	(668)	(937)	-	(555)	-	(557)	-	(8,331)
Recoveries	528	72	-	374	-	104	-	148	-	1,226
Provision	1,417	792	562	881	15	510	-	399	348	4,924
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Ending balance: individually
evaluated for impairment	$24	84	1,254	-	-	-	-	-	-	1,362
Ending balance: collectively
evaluated for impairment	4,375	3,147	744	2,049	28	1,088	-	245	1,385	13,061
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Loans:
Ending balance	$73,176	195,003	52,019	200,633	8,951	64,295	11	25,886	-	619,974

Ending balance: individually
evaluated for impairment	$11,961	3,885	20,024	4,569	-	346	-	-	-	40,785
Ending balance: collectively
evaluated for impairment	$61,215	191,118	31,995	196,064	8,951	63,949	11	25,886	-	579,189

Changes in the allowance for loan losses for the year ended December 31, 2011 were as follows:

Year ended December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$5,774	3,992	2,105	1,409	17	1,174	430	592	15,493
Charge-offs	(7,164)	(2,233)	(692)	(1,271)	-	(314)	(586)	-	(12,260)
Recoveries	241	184	17	24	-	121	152	-	739
Provision	8,331	1,310	674	1,569	(4)	48	259	445	12,632
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Ending balance: individually
evaluated for impairment	$1,250	46	1,243	-	-	-	-	-	2,539
Ending balance: collectively
evaluated for impairment	5,932	3,207	861	1,731	13	1,029	255	1,037	14,065
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Loans:
Ending balance	$93,812	212,993	54,058	214,415	4,793	60,646	29,780	-	670,497

Ending balance: individually
evaluated for impairment	$20,280	2,352	18,309	3,845	-	-	-	-	44,786
Ending balance: collectively
evaluated for impairment	$73,532	210,641	35,749	210,570	4,793	60,646	29,780	-	625,711

 Changes in the allowance for loan losses for the year ended December 31, 2010 were as follows:

(Dollars in thousands)
2010

Balance at beginning of year	$15,413
Amounts charged off	(16,911)
Recoveries on amounts previously charged off	553
Provision for loan losses	16,438

Balance at end of year	$15,493

The Bank utilizes an internal risk grading matrix to assign a risk grade to each of its loans.  Loans are graded on a scale of 1 to 9.  These risk grades are evaluated on an ongoing basis.  A description of the general characteristics of the nine risk grades is as follows:

•	Risk Grade 1 – Excellent Quality: Loans are well above average quality and a minimal amount of credit risk exists. CD or cash secured loans or properly margined actively traded stock or bond secured loans would fall in this grade.
•	Risk Grade 2 – High Quality: Loans are of good quality with risk levels well within the Company’s range of acceptability. The organization or individual is established with a history of successful performance though somewhat susceptible to economic changes.
•	Risk Grade 3 – Good Quality: Loans of average quality with risk levels within the Company’s range of acceptability but higher than normal. This may be a new organization or an existing organization in a transitional phase (e.g. expansion, acquisition, market change).
•	Risk Grade 4 – Management Attention: These loans have higher risk and servicing needs but still are acceptable. Evidence of marginal performance or deteriorating trends is observed. These are not problem credits presently, but may be in the future if the borrower is unable to change its present course.
•	Risk Grade 5 – Watch: These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Company’s position at some future date.
•	Risk Grade 6 – Substandard: A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.
•	Risk Grade 7 – Low Substandard: These loans have the general characteristics of a Grade 6 Substandard loan, with heightened potential concerns. The exact amount of loss is not yet known because neither the liquidation value of the collateral nor the borrower’s predicted repayment ability is known with confidence.
•	Risk Grade 8 – Doubtful: Loans classified as Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable. Doubtful is a temporary grade where a loss is expected but is presently not quantified with any degree of accuracy. Once the loss position is determined, the amount is charged off.
•	Risk Grade 9 – Loss: Loans classified as Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be realized in the future. Loss is a temporary grade until the appropriate authority is obtained to charge the loan off.

The following tables present the credit risk profile of each loan type based on internally assigned risk grade as of December 31, 2012 and 2011.

December 31, 2012
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$11	24,662	-	-	-	672	-	1,239	-	26,584
2- High Quality	4,947	56,829	-	27,511	32	9,260	-	4,122	2,317	105,018
3- Good Quality	24,952	62,018	24,724	114,001	4,975	40,814	11	4,186	13,416	289,097
4- Management Attention	18,891	35,727	11,366	47,603	3,039	11,844	-	392	5	128,867
5- Watch	9,580	9,504	3,597	6,911	712	976	-	134	-	31,414
6- Substandard	14,795	6,263	12,332	4,607	193	729	-	70	-	38,989
7- Low Substandard	-	-	-	-	-	-	-	-	-	-
8- Doubtful	-	-	-	-	-	-	-	-	-	-
9- Loss	-	-	-	-	-	-	-	5	-	5
Total	$73,176	195,003	52,019	200,633	8,951	64,295	11	10,148	15,738	619,974

December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Consumer	All Other	Total

1- Excellent Quality	$197	25,474	-	-	-	715	1,344	-	27,730
2- High Quality	5,183	64,817	-	25,506	50	8,801	4,070	2,774	111,201
3- Good Quality	27,675	74,824	25,564	136,137	3,448	36,585	4,259	16,509	325,001
4- Management Attention	28,138	35,233	15,020	40,312	358	12,882	429	7	132,379
5- Watch	15,923	6,141	5,626	2,795	728	622	89	-	31,924
6- Substandard	16,696	6,504	7,848	9,665	209	1,041	154	-	42,117
7- Low Substandard	-	-	-	-	-	-	-	-	-
8- Doubtful	-	-	-	-	-	-	-	-	-
9- Loss	-	-	-	-	-	-	145	-	145
Total	$93,812	212,993	54,058	214,415	4,793	60,646	10,490	19,290	670,497

At December 31, 2012, TDR loans amounted to $23.9 million, including $2.0 million in performing TDR loans. Effective March 31, 2012, performing TDR balances reflect current year TDR loans only, in accordance with GAAP.  Previously reported TDR amounts reflect cumulative TDR loans from prior periods in addition to current year TDR loans.  At December 31, 2011, TDR loans were $44.1 million, including $15.1 million in performing TDR loans.   The terms of these loans have been renegotiated to provide a reduction in principal or interest as a result of the deteriorating financial position of the borrower.

The following table presents an analysis of TDR loans by loan type as of December 31, 2012.

December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	11	$10,465	6,633
Single-family residential	33	3,014	4,084
Single-family residential -
Banco de la Gente stated income	122	13,459	12,170
Commercial	4	1,457	682
Total real estate TDR loans	170	28,395	23,569

Commercial loans (not secured by real estate)	9	511	368
Consumer loans (not secured by real estate)	1	2	-
Total TDR loans	180	$28,908	23,937

The following table presents an analysis of 2012 loan modifications included in the December 31, 2012 TDR table above.

December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Single-family residential	5	$674	673
Single-family residential -
Banco de la Gente stated income	20	2,046	1,992
Total real estate TDR loans	25	2,720	2,665

Commercial loans (not secured by real estate)	1	14	13
Total TDR loans	26	$2,734	2,678

The following table presents an analysis of TDR loans by loan type as of December 31, 2011.

December 31, 2011
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	29	$19,762	12,840
Single-family residential	48	4,684	5,244
Single-family residential -
Banco de la Gente stated income	193	20,857	19,602
Commercial	15	7,200	5,013
Multifamily and farmland	1	322	209
Total real estate TDR loans	286	52,825	42,908

Commercial loans (not secured by real estate)	21	1,711	1,083
Consumer loans (not secured by real estate)	8	124	142
Total TDR loans	315	$54,660	44,133

4. Premises and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
4. Premises and Equipment

(4)	Premises and Equipment

Major classifications of premises and equipment are summarized as follows:

(Dollars in thousands)
	2012	2011

Land	$3,657	3,581
Buildings and improvements	14,815	14,771
Furniture and equipment	17,660	16,874

Total premises and equipment	36,132	35,226

Less accumulated depreciation	20,258	18,330

Total net premises and equipment	$15,874	16,896

Depreciation expense was approximately $1.9 million for the year ended December 31, 2012.  The Company recognized approximately $2.0 and $2.1 million in depreciation expense for the years ended December 31, 2011 and 2010, respectively.

5. Time Deposits	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Time Deposits

(5)	Time Deposits

At December 31, 2012, the scheduled maturities of time deposits are as follows:

(Dollars in thousands)

2013	$157,707
2014	33,579
2015	36,066
2016	10,269
2017 and thereafter	10,603

Total	$248,224

At December 31, 2012 and 2011, the Company had approximately $21.4 million and $47.0 million, respectively, in time deposits purchased through third party brokers, including certificates of deposit participated through the Certificate of Deposit Account Registry Service (“CDARS”) on behalf of local customers.  CDARS balances totaled $20.1 million and $28.6 million as of December 31, 2012 and 2011, respectively.  The weighted average rate of brokered deposits as of December 31, 2012 and 2011 was 0.29% and 0.99%, respectively.

6. Federal Home Loan Bank and Federal Reserve Bank Borrowings	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
6. Federal Home Loan Bank and Federal Reserve Bank Borrowings

(6)	Federal Home Loan Bank and Federal Reserve Bank Borrowings

The Bank has borrowings from the FHLB with monthly or quarterly interest payments at December 31, 2012.  The FHLB borrowings are collateralized by a blanket assignment on all residential first mortgage loans, home equity lines of credit and loans secured by multi-family real estate that the Bank owns.  At December 31, 2012, the carrying value of loans pledged as collateral totaled approximately $138.7 million.  As additional collateral, the Bank has pledged securities to the FHLB.  At December 31, 2012, the market value of securities pledged to the FHLB totaled $17.8 million.

Borrowings from the FHLB outstanding at December 31, 2012 consist of the following:

(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount

June 24, 2015	N/A	3.710%	Convertible	$5,000

March 25, 2019	N/A	4.260%	Convertible	5,000

October 5, 2016	N/A	4.450%	Convertible	5,000

November 12, 2014	N/A	2.230%	Fixed Rate Hybrid	5,000

November 13, 2017	N/A	4.260%	Fixed Rate Hybrid	15,000

October 17, 2016	N/A	3.820%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.500%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.740%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.515%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.570%	Adjustable Rate Hybrid	5,000

				$70,000

The Bank is required to purchase and hold certain amounts of FHLB stock in order to obtain FHLB borrowings. No ready market exists for the FHLB stock, and it has no quoted market value. The stock is redeemable at $100 per share subject to certain limitations set by the FHLB. The Bank owned $4.7 million and $4.9 million of FHLB stock at December 31, 2012 and 2011, respectively.

As of December 31, 2012 and 2011, the Bank had no borrowings from the Federal Reserve Bank (“FRB”).  FRB borrowings are collateralized by a blanket assignment on all qualifying loans that the Bank owns which are not pledged to the FHLB.  At December 31, 2012, the carrying value of loans pledged as collateral totaled approximately $313.7 million.

7. Junior Subordinated Debentures	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
7. Junior Subordinated Debentures

(7)	Junior Subordinated Debentures

In June 2006, the Company formed a second wholly-owned Delaware statutory trust, PEBK Capital Trust II (“PEBK Trust II”), which issued $20.0 million of guaranteed preferred beneficial interests in the Company’s junior subordinated deferrable interest debentures.  All of the common securities of PEBK Trust II are owned by the Company.  The proceeds from the issuance of the common securities and the trust preferred securities were used by PEBK Trust II to purchase $20.6 million of junior subordinated debentures of the Company.  The proceeds received by the Company from the sale of the junior subordinated debentures were used to repay in December 2006 the trust preferred securities issued in December 2001 by PEBK Capital Trust, a wholly-owned Delaware statutory trust of the Company, and for general purposes.  The debentures represent the sole assets of PEBK Trust II.  PEBK Trust II is not included in the consolidated financial statements.

The trust preferred securities issued by PEBK Trust II accrue and pay interest quarterly at a floating rate of three-month LIBOR plus 163 basis points.  The Company has guaranteed distributions and other payments due on the trust preferred securities to the extent PEBK Trust II has funds with which to make the distributions and other payments.  The net combined effect of all the documents entered into in connection with the trust preferred securities is that the Company is liable to make the distributions and other payments required on the trust preferred securities.

These trust preferred securities are mandatorily redeemable upon maturity of the debentures on June 28, 2036, or upon earlier redemption as provided in the indenture.  The Company has the right to redeem the debentures purchased by PEBK Trust II, in whole or in part, which became effective on June 28, 2011.  As specified in the indenture, if the debentures are redeemed prior to maturity, the redemption price will be the principal amount plus any accrued but unpaid interest.

8. Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
8. Income Taxes

(8)	Income Taxes

The provision for income taxes in summarized as follows:

(Dollars in thousands)
	2012	2011	2010
Current	$1,800	2,141	512
Deferred	(213)	(678)	(523)
Total	$1,587	1,463	(11)

The differences between the provision for income taxes and the amount computed by applying the statutory federal income tax rate to earnings before income taxes are as follows:

(Dollars in thousands)
	2012	2011	2010
Pre-tax income at statutory rate (34%)	$2,509	2,251	622
Differences:
Tax exempt interest income	(1,168)	(1,052)	(721)
Nondeductible interest and other expense	52	62	58
Cash surrender value of life insurance	(149)	(101)	(87)
State taxes, net of federal benefits	324	233	(8)
Nondeductible capital losses	-	49	99
Other, net	19	21	26
Total	$1,587	1,463	(11)

The following summarizes the tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities.  The net deferred tax asset is included as a component of other assets at December 31, 2012 and 2011.

Deferred tax assets:
Allowance for loan losses	$5,560	6,401
Accrued retirement expense	1,409	1,213
Other real estate	628	454
Other	362	204
Total gross deferred tax assets	7,959	8,272

Deferred tax liabilities:
Deferred loan fees	794	1,082
Premises and equipment	417	655
Unrealized gain on available for sale securities	3,581	1,964
Total gross deferred tax liabilities	4,792	3,701
Net deferred tax asset	$3,167	4,571

9. Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions

(9)	Related Party Transactions

The Company conducts transactions with its directors and executive officers, including companies in which they have beneficial interests, in the normal course of business. It is the policy of the  Bank that loan transactions with directors and officers are made on substantially the same terms as those prevailing at the time made for comparable loans to other persons. The following is a summary of activity for related party loans for 2012:

(Dollars in thousands)

Beginning balance	$6,123
New loans	4,520
Repayments	(5,258)

Ending balance	$5,385

At December 31, 2012 and 2011, the Bank had deposit relationships with related parties of approximately $13.9 million and $15.1 million, respectively.

10. Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
10. Commitments and Contingencies

(10)	Commitments and Contingencies

The Company leases various office spaces for banking and operational facilities and equipment under operating lease arrangements. Future minimum lease payments required for all operating leases having a remaining term in excess of one year at December 31, 2012 are as follows:

(Dollars in thousands)

Year ending December 31,
2013	$542
2014	516
2015	482
2016	482
2017	428
Thereafter	1,667
Total minimum obligation	$4,117

Total rent expense was approximately $643,000, $735,000 and $815,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

The Bank is party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers.  These financial instruments include commitments to extend credit, standby letters of credit and financial guarantees.  Those instruments involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheet.  The contract amounts of those instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

The exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit and financial guarantees written is represented by the contractual amount of those instruments. The Bank uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

In most cases, the  Bank requires collateral or other security to support financial instruments with credit risk.

(Dollars in thousands)
	Contractual Amount
	2012	2011
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$133,919	131,565

Standby letters of credit and financial guarantees written	$3,297	3,288

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract.  Commitments generally have fixed expiration dates and because they may expire without being drawn upon, the total commitment amount of $137.2 million does not necessarily represent future cash requirements.

Standby letters of credit and financial guarantees written are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. Those guarantees are primarily issued to businesses in the Bank’s delineated market area. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. The Bank holds real estate, equipment, automobiles and customer deposits as collateral supporting those commitments for which collateral is deemed necessary.

In the normal course of business, the Company is a party (both as plaintiff and defendant) to a number of lawsuits. In the opinion of management and counsel, none of these cases should have a material adverse effect on the financial position of the  Company.

Bancorp and the Bank have employment agreements with certain key employees. The agreements, among other things, include salary, bonus, incentive stock option, and change in control provisions.

The Company has $47.5 million available for the purchase of overnight federal funds from five correspondent financial institutions.

11. Derivative Financial Instruments and Hedging Transactions	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
11. Derivative Financial Instruments and Hedging Transactions

(11)	Derivative Financial Instruments and Hedging Transactions

Risk Management Objective of Using Derivatives

The Company has an overall interest rate risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate volatility.  By using derivative instruments, the Company is exposed to credit and market risk.  If the counterparty fails to perform, credit risk is equal to the extent of the fair-value gain in the derivative.  The Company minimizes the credit risk in derivative instruments by entering into transactions with high-quality counterparties that are reviewed periodically by the Company.  The Company had an interest rate swap contract that expired in June 2011.  The Company did not have any interest rate derivatives outstanding as of December 31, 2012.

Cash Flow Hedges of Interest Rate Risk

The Company’s objectives in using interest rate derivatives are to add stability to interest income and expense and to manage its exposure to interest rate movements. To accomplish this objective, the Company primarily uses interest rate swaps and floors as part of its interest rate risk management strategy.  For hedges of the Company’s variable-rate loan assets, interest rate swaps designated as cash flow hedges involve the receipt of fixed-rate amounts from a counterparty in exchange for the Company making variable-rate payments over the life of the agreements without exchange of the underlying notional amount.  For hedges of the Company’s variable-rate loan assets, the interest rate floors designated as a cash flow hedge involves the receipt of variable-rate amounts from a counterparty if interest rates fall below the strike rate on the contract in exchange for an up front premium.  The Company had an interest rate swap contract that expired in June 2011.  The Company did not have any interest rate derivatives outstanding as of December 31, 2012.

The effective portion of changes in the fair value of derivatives designated and that qualify as cash flow hedges is recorded in Accumulated Other Comprehensive Income and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.  During 2011 and 2010, such derivatives were used to hedge the variable cash inflows associated with existing pools of prime-based loan assets.  The ineffective portion of the change in fair value of the derivatives is recognized directly in earnings.  The Company’s derivatives did not have any hedge ineffectiveness recognized in earnings during the years ended December 31, 2011 and 2010.

Effect of Derivative Instruments on the Statement of Earnings

The table below presents the effect of the Company’s derivative financial instruments on the Consolidated Statement of Earnings for the years ended December 31, 2012 and 2011.

	Amount of Gain (Loss) Recognized in Accumulated OCI on Derivatives		Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income
	Years ended December 31,			Years ended December 31,
	2012	2011		2012	2011
Interest rate derivative contracts	$-	$(20)	Interest income	$-	$628

12. Employee and Director Benefit Programs	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee and Director Benefit Programs

(12)	Employee and Director Benefit Programs

The Company has a profit sharing and 401(k) plan for the benefit of substantially all employees subject to certain minimum age and service requirements. Under the 401(k) plan, the Company matched employee contributions to a maximum of 3.50% of annual compensation in 2012 and 2.50% of annual compensation in 2011 and 2010.  The Company’s contribution pursuant to this formula was approximately $345,000, $219,000 and $208,000 for the years 2012, 2011 and 2010, respectively.  Investments of the 401(k) plan are determined by the compensation committee consisting of selected outside directors and senior executive officers.  No investments in Company stock have been made by the 401(k) plan. The vesting schedule for the 401(k) plan begins at 20 percent after two years of employment and graduates 20 percent each year until reaching 100 percent after six years of employment.

In December 2001, the Company initiated a postretirement benefit plan to provide retirement benefits to key officers and its Board of Directors and to provide death benefits for their designated beneficiaries.  Under the postretirement benefit plan, the Company purchased life insurance contracts on the lives of the key officers and each director.  The increase in cash surrender value of the contracts constitutes the Company’s contribution to the postretirement benefit plan each year.  Postretirement benefit plan participants are to be paid annual benefits for a specified number of years commencing upon retirement. Expenses incurred for benefits relating to the postretirement benefit plan were approximately $546,000, $355,000 and $279,000 for the years 2012, 2011 and 2010, respectively.

The Company is currently paying medical benefits for certain retired employees. Postretirement medical benefits expense, including amortization of the transition obligation, as applicable, was approximately $24,000 for the year ended December 31, 2012 and approximately $23,000 for each of the years ended December 31, 2011 and 2010.

The following table sets forth the change in the accumulated benefit obligation for the Company’s two postretirement benefit plans described above:

(Dollars in thousands)
	2012	2011

Benefit obligation at beginning of period	$2,923	2,607
Service cost	430	303
Interest cost	89	64
Benefits paid	(60)	(51)

Benefit obligation at end of period	$3,382	2,923

The amounts recognized in the Company’s Consolidated Balance Sheet as of December 31, 2012 and 2011 are shown in the following two tables:

(Dollars in thousands)
	2012	2011

Benefit obligation	$3,382	2,923
Fair value of plan assets	-	-

(Dollars in thousands)
	2012	2011

Funded status	$(3,382)	(2,923)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(3,382)	(2,923)

Unfunded accrued liability	$(3,382)	(2,923)
Intangible assets	-	-

Net amount recognized	$(3,382)	(2,923)

Net periodic benefit cost of the Company’s post retirement benefit plans for the years ended December 31, 2012 and 2011 consisted of the following:

(Dollars in thousands)
	2012	2011

Service cost	$430	303
Interest cost	89	64

Net periodic cost	$519	367

Weighted average discount rate assumption used to
determine benefit obligation	5.43%	6.59%

During the year ended December 31, 2012, the Company paid benefits under the two postretirement plans totaling $60,000.  Information about the expected benefit payments for the Company’s two postretirement benefit plans is as follows:

(Dollars in thousands)

Year ending December 31,
2013	$130
2014	$219
2015	$250
2016	$251
2017	$283
Thereafter	$8,944

13. Regulatory Matters	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Regulatory Matters

(13)	Regulatory Matters

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of capital in relation to both on- and off-balance sheet items at various risk weights. Total capital consists of two tiers of capital. Tier 1 Capital includes common shareholders’ equity and trust preferred securities less adjustments for intangible assets. Tier 2 Capital consists of the allowance for loan losses, up to 1.25% of risk-weighted assets and other adjustments.  Management believes, as of December 31, 2012, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2012, the most recent notification from the FDIC categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There have been no conditions or events since that notification that management believes have changed the Bank’s category.

The Company’s and the Bank’s actual capital amounts and ratios are presented below:

(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2012:

Total Capital (to Risk-Weighted Assets)
Consolidated	$121,246	17.34%	55,928	8.00%	N/A	N/A
Bank	$117,453	16.84%	55,784	8.00%	69,730	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$112,135	16.04%	27,964	4.00%	N/A	N/A
Bank	$108,379	15.54%	27,892	4.00%	41,838	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$112,135	11.12%	40,342	4.00%	N/A	N/A
Bank	$108,379	10.76%	40,302	4.00%	50,377	5.00%

As of December 31, 2011:

Total Capital (to Risk-Weighted Assets)
Consolidated	$129,495	17.38%	59,607	8.00%	N/A	N/A
Bank	$111,807	15.04%	59,463	8.00%	74,329	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$119,950	16.10%	29,804	4.00%	N/A	N/A
Bank	$102,264	13.76%	29,731	4.00%	44,597	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$119,950	11.06%	43,379	4.00%	N/A	N/A
Bank	$102,264	9.44%	43,328	4.00%	54,160	5.00%

14. Shareholders’ Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Shareholders’ Equity

(14)	Shareholders’ Equity

Shareholders’ equity at December 31, 2012 was $97.7 million compared to $103.0 million at December 31, 2011. This decrease was primarily attributable to the Company’s repurchase and retirement of a portion of its preferred shares.  The Company purchased 12,530 shares of the Company’s 25,054 outstanding shares of preferred stock from the UST, which was issued to the UST in connection with the Company’s participation in the CPP under TARP in 2008.  The shares were purchased for $933.36 per share, for a total purchase price of $11,778,576, including $83,575 accrued and unpaid dividends on the preferred stock.  The Company retired the 12,530 shares purchased.  The $834,999 difference between the $12,530,000 face value of the preferred stock retired and the $11,695,001 purchase price of the preferred stock retired was credited to retained earnings effective June 30, 2012.  Remaining preferred shares are redeemable at any time at par.  The Company expects to be able to repurchase the shares from future earnings, however, there are no immediate plans to repurchase these shares.

During the third quarter of 2012, the Company completed its repurchase of the Warrant to purchase 357,234 shares of the Company's common stock that was issued to the UST on December 23, 2008 as part of the CPP under TARP.  The Company repurchased the Warrant for a total price of $425,000.

Common stock at December 31, 2012 was $48.1 million compared to $48.3 million at December 31, 2011.  This decrease is due to the Company’s repurchase of the Warrant associated with the preferred stock that was issued to the UST, which was partially offset by stock options exercised during 2012.

The Board of Directors, at its discretion, can issue shares of preferred stock up to a maximum of 5,000,000 shares. The Board of Directors is authorized to determine the number of shares, voting powers, designations, preferences, limitations and relative rights.

15. Other Operating Income and Expense	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other Operating Income and Expense

(15)	Other Operating Income and Expense

Other operating income for the years ended December 31, 2012, 2011 and 2010 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2012	2011	2010
Visa debit card income	$2,092	1,783	1,570
Net appraisal management fee income	$737	375	326

Other operating expense for the years ended December 31, 2012, 2011 and 2010 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2012	2011	2010
Advertising	$695	660	714
FDIC insurance	$894	1,061	1,434
Visa debit card expense	$729	658	606
Telephone	$554	605	629
Foreclosure/OREO expense	$677	904	569
Internet banking expense	$593	509	445

16. Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

(16)	Fair Value of Financial Instruments

The Company is required to disclose fair value information about financial instruments, whether or not recognized on the face of the balance sheet, for which it is practicable to estimate that value. The assumptions used in the estimation of the fair value of the Company’s financial instruments are detailed below. Where quoted prices are not available, fair values are based on estimates using discounted cash flows and other valuation techniques. The use of discounted cash flows can be significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. The following disclosures should not be considered a surrogate of the liquidation value of the Company, but rather a good faith estimate of the increase or decrease in the value of financial instruments held by the Company since purchase, origination, or issuance.

The Company groups assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.  These levels are:

•	Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

•	Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

•	Level 3 – Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

Cash and Cash Equivalents

For cash, due from banks and interest-bearing deposits, the carrying amount is a reasonable estimate of fair value.

Investment Securities Available for Sale

Fair values of investment securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges when available. If quoted prices are not available, fair value is determined using matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities.  Fair values for investment securities with quoted market prices are reported in the Level 1 fair value category. Fair value measurements obtained from independent pricing services are reported in the Level 2 fair value category. All other fair value measurements are reported in the Level 3 fair value category.

Other Investments

For other investments, the carrying value is a reasonable estimate of fair value.

Mortgage Loans Held for Sale

Mortgage loans held for sale are carried at lower of aggregate cost or market value.  The cost of mortgage loans held for sale approximates the market value.  Mortgage loans held for sale are reported  in the Level 3 fair value category.

Loans

The fair value of fixed rate loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings. For variable rate loans, the carrying amount is a reasonable estimate of fair value.  Impaired loans with current certified appraisals are included in the Level 2 fair value category.  All other loans are included in the Level 3 fair value category, as the pricing of loans is more subjective than the pricing of other financial instruments.

Cash Surrender Value of Life Insurance

For cash surrender value of life insurance, the carrying value is a reasonable estimate of fair value.

Other Real Estate

The fair value of other real estate is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral.  Other real estate is reported in the Level 3 fair value category.

Deposits

The fair value of demand deposits, interest-bearing demand deposits and savings is the amount payable on demand at the reporting date. The fair value of certificates of deposit is estimated by discounting the future cash flows using the rates currently offered for deposits of similar remaining maturities.

Securities Sold Under Agreements to Repurchase

For securities sold under agreements to repurchase, the carrying value is a reasonable estimate of fair value.

FHLB Borrowings

The fair value of FHLB borrowings is estimated based upon discounted future cash flows using a discount rate comparable to the current market rate for such borrowings.

Junior Subordinated Debentures

Because the Company’s junior subordinated debentures were issued at a floating rate, the carrying amount is a reasonable estimate of fair value.

Commitments to Extend Credit and Standby Letters of Credit

Commitments to extend credit and standby letters of credit are generally short-term and at variable interest rates. Therefore, both the carrying value and estimated fair value associated with these instruments are immaterial.

Limitations

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on many judgments. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated future business and the value of assets and liabilities that are not considered financial instruments. Significant assets and liabilities that are not considered financial instruments include deferred income taxes and premises and equipment. In addition, the tax ramifications related to the realization of unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

The carrying amount and estimated fair value of the Company’s financial instruments at December 31, 2012 and 2011 are as follows:

(Dollars in thousands)
		Fair Value Measurements at December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$48,843	48,843	-	-	48,843
Investment securities available for sale	297,823	1,468	295,105	1,250	297,823
Other investments	5,599	-	-	5,599	5,599
Mortgage loans held for sale	6,922	-	-	6,922	6,922
Loans, net	605,551	-	-	599,996	599,996
Cash surrender value of life insurance	13,273	-	13,273	-	13,273

Liabilities:
Deposits	$781,525	-	780,662	-	780,662
Securities sold under agreements
to repurchase	34,578	-	34,578	-	34,578
FHLB borrowings	70,000	-	76,375	-	76,375
Junior subordinated debentures	20,619	-	20,619	-	20,619

(Dollars in thousands)
	December 31, 2011
	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$29,236	29,236
Investment securities available for sale	321,388	321,388
Other investments	5,712	5,712
Mortgage loans held for sale	5,146	5,146
Loans, net	653,893	648,640
Cash surrender value of life insurance	12,835	12,835

Liabilities:
Deposits and demand notes payable	$827,111	826,810
Securities sold under agreements
to repurchase	39,600	39,600
FHLB borrowings	70,000	75,046
Junior subordinated debentures	20,619	20,619

17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

(17)	Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Assets	2012	2011

Cash	$324	316
Interest-bearing time deposit	800	15,000
Investment in subsidiaries	115,386	106,469
Investment securities available for sale	1,596	1,520
Other assets	260	341

Total assets	$118,366	123,646

Liabilities and Shareholders' Equity

Junior subordinated debentures	$20,619	20,619
Shareholders' equity	97,747	103,027

Total liabilities and shareholders' equity	$118,366	123,646

Revenues:	2012	2011	2010

Interest and dividend income	$113	226	311
Impairment of securities	-	(144)	(291)

Total revenues	113	82	20

Expenses:

Interest	438	407	411
Other operating expenses	476	190	191

Total expenses	914	597	602

Loss before income tax benefit and equity in
undistributed earnings of subsidiaries	(801)	(515)	(582)

Income tax benefit	166	56	24

Loss before equity in undistributed
earnings of subsidiaries	(635)	(459)	(558)

Equity in undistributed earnings of subsidiaries	6,428	5,618	2,399

Net earnings	$5,793	5,159	1,841

	2012	2011	2010
Cash flows from operating activities:

Net earnings	$5,793	5,159	1,841
Adjustments to reconcile net earnings to net
cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(6,428)	(5,618)	(2,399)
Impairment of investment securities	-	144	291
Change in:
Other assets	-	112	(66)
Accrued income	11	(11)	-
Accrued expense	41	(216)	147

Net cash used by operating activities	(583)	(430)	(186)

Cash flows from investing activities:

Purchases of investment securities available for sale	-	-	(36,000)
Proceeds from maturities of investment securities available for sale	-	-	36,000
Net change in interest-bearing time deposit	14,200	2,000	2,000

Net cash provided by investing activities	14,200	2,000	2,000

Cash flows from financing activities:

Cash dividends paid on Series A preferred stock	(1,023)	(1,253)	(1,253)
Cash dividends paid on common stock	(1,003)	(443)	(448)
Preferred stock and warrant repurchase	(12,122)	-	-
Restricted stock payout	-	17	12
Proceeds from exercise of stock options	539	-	-

Net cash used by financing activities	(13,609)	(1,679)	(1,689)

Net change in cash	8	(109)	125

Cash at beginning of year	316	425	300

Cash at end of year	$324	316	425

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$(46)	(3)	(172)

1. Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Organization

Organization

Peoples Bancorp of North Carolina, Inc. (“Bancorp”) received regulatory approval to operate as a bank holding company on July 22, 1999, and became effective August 31, 1999.  Bancorp is primarily regulated by the Board of Governors of the Federal Reserve System, and serves as the one-bank holding company for Peoples Bank (the “Bank”).

The Bank commenced business in 1912 upon receipt of its banking charter from the North Carolina State Banking Commission (the “SBC”). The Bank is primarily regulated by the SBC and the Federal Deposit Insurance Corporation (the “FDIC”) and undergoes periodic examinations by these regulatory agencies. The Bank, whose main office is in Newton, North Carolina, provides a full range of commercial and consumer banking services primarily in Catawba, Alexander, Lincoln, Mecklenburg, Iredell, Union and Wake counties in North Carolina.

Peoples Investment Services, Inc. is a wholly-owned subsidiary of the Bank and began operations in 1996 to provide investment and trust services through agreements with an outside party.

Real Estate Advisory Services, Inc. (“REAS”) is a wholly-owned subsidiary of the Bank and began operations in 1997 to provide real estate appraisal and property management services to individuals and commercial customers of the Bank.

Community Bank Real Estate Solutions, LLC is a wholly-owned subsidiary of Bancorp and began operations in 2009 as a “clearing house” for appraisal services for community banks.  Other banks are able to contract with Community Bank Real Estate Solutions, LLC to find and engage appropriate appraisal companies in the area where the property is located.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of Bancorp and its wholly-owned subsidiaries, the Bank and Community Bank Real Estate Solutions, LLC, along with the Bank’s wholly-owned subsidiaries, Peoples Investment Services, Inc. and REAS (collectively called the “Company”).  All significant intercompany balances and transactions have been eliminated in consolidation.

Basis of Presentation

Basis of Presentation

The accounting principles followed by the Company, and the methods of applying these principles, conform with accounting principles generally accepted in the United States of America (“GAAP”) and with general practices in the banking industry. In preparing the financial statements in conformity with GAAP, management is required to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ significantly from these estimates. Material estimates common to the banking industry that are particularly susceptible to significant change in the near term include, but are not limited to, the determination of the allowance for loan losses and valuation of real estate acquired in connection with or in lieu of foreclosure on loans.

Cash and Cash Equivalents	Cash and Cash Equivalents Cash, due from banks and interest-bearing deposits are considered cash and cash equivalents for cash flow reporting purposes.
Investment Securities

Investment Securities

There are three classifications the Company is able to classify its investment securities: trading, available for sale, or held to maturity. Trading securities are bought and held principally for sale in the near term. Held to maturity securities are those securities for which the Company has the ability and intent to hold until maturity. All other securities not included in trading or held to maturity are classified as available for sale. At December 31, 2012 and 2011, the Company classified all of its investment securities as available for sale.

Available for sale securities are recorded at fair value. Unrealized holding gains and losses, net of the related tax effect, are excluded from earnings and are reported as a separate component of shareholders’ equity until realized.

Management evaluates investment securities for other-than-temporary impairment on an annual basis. A decline in the market value of any investment below cost that is deemed other-than-temporary is charged to earnings for the decline in value deemed to be credit related and a new cost basis in the security is established. The decline in value attributed to non-credit related factors is recognized in comprehensive income.

Premiums and discounts are amortized or accreted over the life of the related security as an adjustment to the yield.  Realized gains and losses for securities classified as available for sale are included in earnings and are derived using the specific identification method for determining the cost of securities sold.

Other Investments	Other Investments Other investments include equity securities with no readily determinable fair value. These investments are carried at cost.
Mortgage Loans Held for Sale	Mortgage Loans Held for Sale Mortgage loans held for sale are carried at lower of aggregate cost or market value. The cost of mortgage loans held for sale approximates the market value.
Loans

Loans

Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported at the principal amount outstanding, net of the allowance for loan losses. Interest on loans is calculated by using the simple interest method on daily balances of the principal amount outstanding. The recognition of certain loan origination fee income and certain loan origination costs is deferred when such loans are originated and amortized over the life of the loan.

A loan is impaired when, based on current information and events, it is probable that all amounts due according to the contractual terms of the loan will not be collected.  Impaired loans are measured based on the present value of expected future cash flows, discounted at the loan’s effective interest rate, or at the loan’s observable market price, or the fair value of the collateral if the loan is collateral dependent.

Accrual of interest is discontinued on a loan when management believes, after considering economic conditions and collection efforts, that the borrower’s financial condition is such that collection of interest is doubtful. Interest previously accrued but not collected is reversed against current period earnings.

Allowance for Loan Losses

Allowance for Loan Losses

The allowance for loan losses reflects management’s assessment and estimate of the risks associated with extending credit and its evaluation of the quality of the loan portfolio. The Bank periodically analyzes the loan portfolio in an effort to review asset quality and to establish an allowance for loan losses that management believes will be adequate in light of anticipated risks and loan losses. In assessing the adequacy of the allowance, size, quality and risk of loans in the portfolio are reviewed. Other factors considered are:

•	the Bank’s loan loss experience;

•	the amount of past due and non-performing loans;

•	specific known risks;

•	the status and amount of other past due and non-performing assets;

•	underlying estimated values of collateral securing loans;

•	current and anticipated economic conditions; and

•	other factors which management believes affect the allowance for potential credit losses.

The allowance for loan losses is comprised of three components: specific reserves, general reserves and unallocated reserves. After a loan has been identified as impaired, management measures impairment. When the measure of the impaired loan is less than the recorded investment in the loan, the amount of the impairment is recorded as a specific reserve. These specific reserves are determined on an individual loan basis based on management’s current evaluation of the Bank’s loss exposure for each credit, given the appraised value of any underlying collateral or the present value of projected cash flows for non-collateral dependent loans. Loans for which specific reserves are provided are excluded from the general allowance calculations as described below.

The general allowance reflects reserves established under GAAP for collective loan impairment. These reserves are based upon historical net charge-offs using the greater of the last two or three years’ loss experience.  This charge-off experience may be adjusted to reflect the effects of current conditions.  The Bank considers information derived from its loan risk ratings and external data related to industry and general economic trends in establishing reserves.

The unallocated allowance is determined through management’s assessment of probable losses that are in the portfolio but are not adequately captured by the other two components of the allowance, including consideration of current economic and business conditions and regulatory requirements. The unallocated allowance also reflects management’s acknowledgement of the imprecision and subjectivity that underlie the modeling of credit risk.  Due to the subjectivity involved in determining the overall allowance, including the unallocated portion, this unallocated portion may fluctuate from period to period based on management’s evaluation of the factors affecting the assumptions used in calculating the allowance.

Management considers the allowance for loan losses adequate to cover the estimated losses inherent in the Bank’s loan portfolio as of the date of the financial statements. Management believes it has established the allowance in accordance with GAAP and in consideration of the current economic environment. Although management uses the best information available to make evaluations, significant future additions to the allowance may be necessary based on changes in economic and other conditions, thus adversely affecting the operating results of the Company.

There were no significant changes in the estimation methods or fundamental assumptions used in the evaluation of the allowance for loan losses for the year ended December 31, 2012 as compared to the year ended December 31, 2011.   Revisions, estimates and assumptions may be made in any period in which the supporting factors indicate that loss levels may vary from the previous estimates.

Effective December 31, 2012, stated income mortgage loans from the Banco de la Gente division of the Bank were analyzed separately from other single family residential loans in the Bank’s loan portfolio.  These loans are first mortgage loans made to the Latino market, primarily in Mecklenburg and surrounding counties.  These loans are non-traditional mortgages in that the customer normally did not have a credit history, so all credit information was accumulated by the loan officers.  These loans were made as stated income loans rather than full documentation loans because the customer may not have had complete documentation on the income supporting the loan.

Various regulatory agencies, as an integral part of their examination process, periodically review the Bank’s allowance for loan losses. Such agencies may require adjustments to the allowance based on their judgments of information available to them at the time of their examinations.  Also, an independent loan review process further assists with evaluating credit quality and assessing potential performance issues.

Mortgage Banking Activities

Mortgage Banking Activities

Mortgage banking income represents net gains from the sale of mortgage loans and fees received from borrowers and loan investors related to the Bank’s origination of single-family residential mortgage loans.

Mortgage loans serviced for others are not included in the accompanying balance sheets. The unpaid principal balances of mortgage loans serviced for others was approximately $3.1 million, $4.0 million and $5.3 million at December 31, 2012, 2011 and 2010, respectively.

The Bank originates certain fixed rate mortgage loans and commits these loans for sale.  The commitments to originate fixed rate mortgage loans and the commitments to sell these loans to a third party are both derivative contracts.  The fair value of these derivative contracts is immaterial and has no effect on the recorded amounts in the financial statements.

Premises and Equipment

Premises and Equipment

Premises and equipment are stated at cost less accumulated depreciation. Depreciation is computed primarily using the straight-line method over the estimated useful lives of the assets. When assets are retired or otherwise disposed, the cost and related accumulated depreciation are removed from the accounts, and any gain or loss is reflected in earnings for the period. The cost of maintenance and repairs that do not improve or extend the useful life of the respective asset is charged to earnings as incurred, whereas significant renewals and improvements are capitalized. The range of estimated useful lives for premises and equipment are generally as follows:

Buildings and improvements	10 - 50 years
Furniture and equipment	3 - 10 years

Other Real Estate

Other Real Estate

Foreclosed assets include all assets received in full or partial satisfaction of a loan.  Foreclosed assets are reported at fair value less estimated selling costs.  Any write-downs at the time of foreclosure are charged to the allowance for loan losses.  Subsequent to foreclosure, valuations are periodically performed by management, and a valuation allowance is established if fair value declines below carrying value.  Costs relating to the development and improvement of the property are capitalized.  Revenues and expenses from operations are included in other expenses.  Changes in the valuation allowance are included in loss on sale and write-down of other real estate.  The balance of other real estate owned was $6.3 million and $7.6 million at December 31, 2012 and 2011, respectively.

Income Taxes

Income Taxes

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Additionally, the recognition of future tax benefits, such as net operating loss carryforwards, is required to the extent that the realization of such benefits is more likely than not to occur. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which the assets and liabilities are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income tax expense in the period that includes the enactment date.

In the event the future tax consequences of differences between the financial reporting bases and the tax bases of the Company’s assets and liabilities results in a deferred tax asset, an evaluation of the probability of being able to realize the future benefits indicated by such asset is required. A valuation allowance is provided for the portion of the deferred tax asset when it is more likely than not that some portion or all of the deferred tax asset will not be realized. In assessing the realizability of a deferred tax asset, management considers the scheduled reversals of deferred tax liabilities, projected future taxable income, and tax planning strategies.

Tax effects from an uncertain tax position can be recognized in the financial statements only when it is more likely than not that the tax position will be sustained upon examination by the appropriate taxing authority that would have full knowledge of all relevant information.  A tax position that meets the more likely than not recognition threshold is measured at the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement.  Previously recognized tax positions that no longer meet the more likely than not recognition threshold should be derecognized in the first subsequent financial reporting period in which that threshold is no longer met.  The Company assessed the impact of this guidance and determined that it did not have a material impact on the Company’s financial position, results of operations or disclosures.

Derivative Financial Instruments and Hedging Activities

Derivative Financial Instruments and Hedging Activities

In the normal course of business, the Company enters into derivative contracts to manage interest rate risk by modifying the characteristics of the related balance sheet instruments in order to reduce the adverse effect of changes in interest rates. All material derivative financial instruments are recorded at fair value in the financial statements.  The fair value of derivative contracts related to the origination of fixed rate mortgage loans and the commitments to sell these loans to a third party is immaterial and has no effect on the recorded amounts in the financial statements.

The disclosure requirements for derivatives and hedging activities have the intent to provide users of financial statements with an enhanced understanding of: (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for and (c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance, and cash flows.  The disclosure requirements include qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about the fair value of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative instruments.

On the date a derivative contract is entered into, the Company designates the derivative as a fair value hedge, a cash flow hedge, or a trading instrument. Changes in the fair value of instruments used as fair value hedges are accounted for in the earnings of the period simultaneous with accounting for the fair value change of the item being hedged. Changes in the fair value of the effective portion of cash flow hedges are accounted for in other comprehensive income rather than earnings. Changes in fair value of instruments that are not intended as a hedge are accounted for in the earnings of the period of the change.

If a derivative instrument designated as a fair value hedge is terminated or the hedge designation removed, the difference between a hedged item’s then carrying amount and its face amount is recognized into income over the original hedge period. Likewise, if a derivative instrument designated as a cash flow hedge is terminated or the hedge designation removed, related amounts accumulated in other accumulated comprehensive income are reclassified into earnings over the original hedge period during which the hedged item affects income.

The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the Company has elected to designate a derivative in a hedging relationship and apply hedge accounting and whether the hedging relationship has satisfied the criteria necessary to apply hedge accounting. Derivatives designated and qualifying as a hedge of the exposure to changes in the fair value of an asset, liability, or firm commitment attributable to a particular risk, such as interest rate risk, are considered fair value hedges. Derivatives designated and qualifying as a hedge of the exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Hedge accounting generally provides for the matching of the timing of gain or loss recognition on the hedging instrument with the recognition of the changes in the fair value of the hedged asset or liability that are attributable to the hedged risk in a fair value hedge or the earnings effect of the hedged forecasted transactions in a cash flow hedge.  The Company may enter into derivative contracts that are intended to economically hedge certain of its risks, even though hedge accounting does not apply or the Company elects not to apply hedge accounting.

The Company formally documents all hedging relationships, including an assessment that the derivative instruments are expected to be highly effective in offsetting the changes in fair values or cash flows of the hedged items.

Advertising Costs	Advertising Costs Advertising costs are expensed as incurred.
Stock-Based Compensation

Stock-Based Compensation

The Company has an Omnibus Stock Ownership and Long Term Incentive Plan (the “1999 Plan”) whereby certain stock-based rights, such as stock options, restricted stock units, performance units, stock appreciation rights, or book value shares, may be granted to eligible directors and employees.  The 1999 Plan expired on May 13, 2009.

Under the 1999 Plan, the Company granted incentive stock options to certain eligible employees in order that they may purchase Company stock at a price equal to the fair market value on the date of the grant.  The options granted in 1999 vested over a five-year period.  Options granted subsequent to 1999 vest over a three-year period.

All options expire ten years after the date of grant.  A summary of the stock option activity in the 1999 Plan is presented below:

Stock Option Activity
For the Years Ended December 31, 2012, 2011 and 2010

	Shares	Weighted Average Option Price Per Share	Weighted Average Remaining Contractual Term (in years)

Outstanding, December 31, 2009	169,462	$8.17

Granted during the period	-	$-
Expired during the period	(19,391)	$6.99
Exercised during the period	-	$-

Outstanding, December 31, 2010	150,071	$8.32

Granted during the period	-	$-
Expired during the period	(71,054)	$8.71
Exercised during the period	-	$-

Outstanding, December 31, 2011	79,017	$7.97

Granted during the period	-	$-
Expired during the period	-	$-
Forfeited during the period	(6,052)	$8.89
Exercised during the period	(69,335)	$7.77

Outstanding, December 31, 2012	3,630	$10.31	1.35

Exercisable, December 31, 2012	3,630	$10.31	1.35

Options outstanding at December 31, 2012 are exercisable at $10.31.  As of December 31, 2012, the exercise price on options outstanding is more than the current market value; therefore, options outstanding as of December 31, 2012 have no intrinsic value.  Such options have a weighted average remaining contractual life of approximately one year.  No options were granted during the years ended December 31, 2012, 2011 and 2010. 69,335 options were exercised during the year ended December 31, 2012.  No options were exercised during the years ended December 31,  2011 and 2010.

The Company granted 3,000 restricted stock units in 2007 under the 1999 Plan at a grant date fair value of $17.40 per share. The Company granted 1,750 restricted stock units under the 1999 Plan at a grant date fair value of $12.80 per share during the third quarter of 2008 and 2,000 restricted stock units under the 1999 Plan at a fair value of $11.37 per share during the fourth quarter of 2008. The Company recognizes compensation expense on the restricted stock units over the period of time the restrictions are in place (three years from the grant date for the grants to date under the 1999 Plan).  The amount of expense recorded each period reflects the changes in the Company’s stock price during the period.  As of December 31, 2012, there was no unrecognized compensation cost related to the 2007 and 2008 restricted stock unit grants.

The Company also has an Omnibus Stock Ownership and Long Term Incentive Plan that was approved by its shareholders’ on May 7, 2009 (the “2009 Plan”) whereby certain stock-based rights, such as stock options, restricted stock, restricted stock units, performance units, stock appreciation rights, or book value shares, may be granted to eligible directors and employees.  A total of 330,486 shares are currently reserved for possible issuance under the 2009 Plan.   All rights must be granted or awarded within ten years from the May 7, 2009 effective date of the 2009 Plan.

The Company granted 29,514 restricted stock units under the 2009 Plan  at a grant date fair value of $7.90 per share during the first quarter of 2012.  5,355 restricted stock units were forfeited by the executive officers of the Company as required by the agreement with the U.S. Department of the Treasury (“UST”) in conjunction with the Company’s participation in the Capital Purchase Program (“CPP”) under the Troubled Asset Relief Program (“TARP”) in 2008.  In July 2012, the Company granted 5,355 restricted stock units at a grant date fair value of $8.25. The Company recognizes compensation expense on the restricted stock units over the period of time the restrictions are in place (five years from the grant date for the grants to date under the 2009 Plan). The amount of expense recorded each period reflects the changes in the Company’s stock price during the period.  As of December 31, 2012, the total unrecognized compensation cost related to the 2012 restricted stock unit grants was $227,000.

The Company recognized compensation expense for restricted stock awards of $42,000, $7,000 and $10,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Net Earnings Per Share

Net Earnings Per Share

Net earnings per common share is based on the weighted average number of common shares outstanding during the period while the effects of potential common shares outstanding during the period are included in diluted earnings per common share. The average market price during the year is used to compute equivalent shares.

The reconciliations of the amounts used in the computation of both “basic earnings per common share” and “diluted earnings per common share” for the years ended December 31, 2012, 2011 and 2010 are as follows:

For the year ended December 31, 2012:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$4,783	5,559,401	$0.86
Effect of dilutive securities:
Stock options	-	3,206
Diluted earnings per common share	$4,783	5,562,607	$0.86

For the year ended December 31, 2011:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$3,766	5,542,548	$0.68
Effect of dilutive securities:
Stock options	-	1,301
Diluted earnings per common share	$3,766	5,543,849	$0.68

For the year ended December 31, 2010:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$447	5,539,308	$0.08
Effect of dilutive securities:
Stock options	-	4,107
Diluted earnings per common share	$447	5,543,415	$0.08

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU No. 2013-01 provides additional guidance to clarify the intended scope of ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities.  ASU No. 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

In February 2013, FASB issued ASU No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The objective of ASU No. 2013-02 is to improve the reporting of significant reclassifications out of accumulated other comprehensive income.  For public entities, ASU No. 2013-02 is effective for reporting periods beginning after December 15, 2012.  The adoption of this guidance is not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

Other accounting standards that have been issued or proposed by FASB or other standards-setting bodies are not expected to have a material impact on the Company’s results of operations, financial position or disclosures.

1. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of the stock option activity
Stock Option Activity
For the Years Ended December 31, 2012, 2011 and 2010

	Shares	Weighted Average Option Price Per Share	Weighted Average Remaining Contractual Term (in years)

Outstanding, December 31, 2009	169,462	$8.17

Granted during the period	-	$-
Expired during the period	(19,391)	$6.99
Exercised during the period	-	$-

Outstanding, December 31, 2010	150,071	$8.32

Granted during the period	-	$-
Expired during the period	(71,054)	$8.71
Exercised during the period	-	$-

Outstanding, December 31, 2011	79,017	$7.97

Granted during the period	-	$-
Expired during the period	-	$-
Forfeited during the period	(6,052)	$8.89
Exercised during the period	(69,335)	$7.77

Outstanding, December 31, 2012	3,630	$10.31	1.35

Exercisable, December 31, 2012	3,630	$10.31	1.35

Reconciliations of the amounts used in the computation of both “basic earnings per common share” and “diluted earnings per common share
For the year ended December 31, 2012:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$4,783	5,559,401	$0.86
Effect of dilutive securities:
Stock options	-	3,206
Diluted earnings per common share	$4,783	5,562,607	$0.86

For the year ended December 31, 2011:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$3,766	5,542,548	$0.68
Effect of dilutive securities:
Stock options	-	1,301
Diluted earnings per common share	$3,766	5,543,849	$0.68

For the year ended December 31, 2010:	Net Earnings Available to Common Shareholders (Dollars in thousands)	Common Shares	Per Share Amount
Basic earnings per common share	$447	5,539,308	$0.08
Effect of dilutive securities:
Stock options	-	4,107
Diluted earnings per common share	$447	5,543,415	$0.08

2. Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities Tables
Investment securities available for sale

(Dollars in thousands)
	December 31, 2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$146,755	1,875	606	148,024
U.S. Government
sponsored enterprises	18,714	203	80	18,837
State and political subdivisions	118,591	7,171	104	125,658
Corporate bonds	2,571	19	4	2,586
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	720	-	1,468
Total	$288,629	9,988	794	297,823

(Dollars in thousands)
	December 31, 2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
Mortgage-backed securities	$213,378	1,371	1,056	213,693
U.S. Government
sponsored enterprises	7,429	265	-	7,694
State and political subdivisions	92,996	4,157	56	97,097
Corporate bonds	546	-	3	543
Trust preferred securities	1,250	-	-	1,250
Equity securities	748	363	-	1,111
Total	$316,347	6,156	1,115	321,388

Current fair value and associated unrealized losses on investments in securities with unrealized losses

(Dollars in thousands)
	December 31, 2012
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	48,126	468	12,913	138	61,039	606
U.S. Government
sponsored enterprises	3,402	80	-	-	3,402	80
State and political subdivisions	9,490	104	-	-	9,490	104
Corporate bonds	1,035	4	-	-	1,035	4
Total	62,053	656	12,913	138	74,966	794

(Dollars in thousands)
	December 31, 2011
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-backed securities	$95,122	991	4,125	65	99,247	1,056
State and political subdivisions	4,444	56	-	-	4,444	56
Corporate bonds	542	3	-	-	542	3
Total	$100,108	1,050	4,125	65	104,233	1,115

Amortized cost and fair value of investment securities by contractual maturity
(Dollars in thousands)
	Amortized Cost	Estimated Fair Value
Due within one year	$4,139	4,163
Due from one to five years	14,285	14,768
Due from five to ten years	100,595	106,246
Due after ten years	22,107	23,154
Mortgage-backed securities	146,755	148,024
Equity securities	748	1,468
Total	$288,629	297,823

Available for sale securities measured at fair value on a recurring basis
(Dollars in thousands)
	December 31, 2012
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$148,024	-	148,024	-
U.S. Government
sponsored enterprises	$18,837	-	18,837	-
State and political subdivisions	$125,658	-	125,658	-
Corporate bonds	$2,586	-	2,586	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,468	1,468	-	-

(Dollars in thousands)
	December 31, 2011
	Fair Value Measurements	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage-backed securities	$213,693	-	208,349	5,344
U.S. Government
sponsored enterprises	$7,694	-	7,694	-
State and political subdivisions	$97,097	-	97,097	-
Corporate bonds	$543	-	543	-
Trust preferred securities	$1,250	-	-	1,250
Equity securities	$1,111	1,111	-	-

(Dollars in thousands)
Investment Securities Available for Sale
Level 3 Valuation
Balance, beginning of period	$6,594
Change in book value	-
Change in gain/(loss) realized and unrealized	-
Purchases/(sales)	-
Transfers in and/or (out) of Level 3	(5,344)
Balance, end of period	$1,250

Change in unrealized gain/(loss) for assets still held in Level 3	$-

3. Loans (Tables)	12 Months Ended
Dec. 31, 2012
Loans Tables
Major classifications of loans
(Dollars in thousands)
	December 31, 2012	December 31, 2011
Real estate loans
Construction and land development	$73,176	93,812
Single-family residential	195,003	212,993
Single-family residential -
Banco de la Gente stated income	52,019	54,058
Commercial	200,633	214,415
Multifamily and farmland	8,951	4,793
Total real estate loans	529,782	580,071

Commercial loans (not secured by real estate)	64,295	60,646
Farm loans (not secured by real estate)	11	-
Consumer loans (not secured by real estate)	10,148	10,490
All other loans (not secured by real estate)	15,738	19,290

Total loans	619,974	670,497

Less allowance for loan losses	14,423	16,604

Total net loans	$605,551	653,893

Age analysis of past due loans, by loan type
December 31, 2012
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$1,280	6,858	8,138	65,038	73,176	-
Single-family residential	4,316	1,548	5,864	189,139	195,003	-
Single-family residential -
Banco de la Gente stated income	11,077	3,659	14,736	37,283	52,019	2,378
Commercial	1,720	1,170	2,890	197,743	200,633	-
Multifamily and farmland	7	-	7	8,944	8,951	-
Total real estate loans	18,400	13,235	31,635	498,147	529,782	2,378

Commercial loans (not secured by real estate)	888	66	954	63,341	64,295	23
Farm loans (not secured by real estate)	-	-	-	11	11	-
Consumer loans (not secured by real estate)	250	10	260	9,888	10,148	2
All other loans (not secured by real estate)	-	-	-	15,738	15,738	-
Total loans	$19,538	13,311	32,849	587,125	619,974	2,403

December 31, 2011
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans
Construction and land development	$10,033	3,338	13,371	80,441	93,812	-
Single-family residential	4,612	1,434	6,046	206,947	212,993	107
Single-family residential -
Banco de la Gente stated income	11,924	4,755	16,679	37,379	54,058	2,602
Commercial	1,002	958	1,960	212,455	214,415	-
Multifamily and farmland	13	-	13	4,780	4,793	-
Total real estate loans	27,584	10,485	38,069	542,002	580,071	2,709

Commercial loans (not secured by real estate)	576	9	585	60,061	60,646	-
Consumer loans (not secured by real estate)	116	36	152	10,338	10,490	-
All other loans (not secured by real estate)	-	-	-	19,290	19,290	-
Total loans	$28,276	10,530	38,806	631,691	670,497	2,709

Non-accrual loans
(Dollars in thousands)
	December 31, 2012	December 31, 2011
Real estate loans
Construction and land development	$9,253	13,257
Single-family residential	2,491	2,380
Single-family residential -
Banco de la Gente stated income	2,232	3,142
Commercial	3,263	2,451
Total real estate loans	17,239	21,230

Commercial loans (not secured by real estate)	344	403
Consumer loans (not secured by real estate)	47	152
Total	$17,630	21,785

Impaired loans
December 31, 2012
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$17,738	11,795	680	12,475	61	12,810
Single-family residential	9,099	766	7,799	8,565	177	7,590
Single-family residential -
Banco de la Gente stated income	21,806	-	21,000	21,000	1,278	21,158
Commercial	5,830	4,569	467	5,036	6	5,433
Multifamily and farmland	193	-	193	193	1	200
Total impaired real estate loans	54,666	17,130	30,139	47,269	1,523	47,191

Commercial loans (not secured by real estate)	983	347	592	939	12	1,125
Consumer loans (not secured by real estate)	68	-	66	66	1	41
Total impaired loans	$55,717	17,477	30,797	48,274	1,536	48,357

December 31, 2011
(Dollars in thousands)
	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans
Real estate loans
Construction and land development	$28,721	14,484	6,098	20,582	3,264	17,848
Single-family residential	6,361	969	5,117	6,086	131	6,324
Single-family residential -
Banco de la Gente stated income	20,021	-	19,602	19,602	1,296	18,778
Commercial	7,717	3,845	3,139	6,984	77	4,518
Multifamily and farmland	209	-	209	209	1	214
Total impaired real estate loans	63,029	19,298	34,165	53,463	4,769	47,682

Commercial loans (not secured by real estate)	1,111	-	1,083	1,083	26	1,485
Consumer loans (not secured by real estate)	157	-	152	152	2	140
Total impaired loans	$64,297	19,298	35,400	54,698	4,797	49,307

(Dollars in thousands)
	Fair Value Measurements December 31, 2012	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2012
Impaired loans	$46,738	-	-	46,738	(7,986)
Other real estate	$6,254	-	-	6,254	(1,136)

(Dollars in thousands)
	Fair Value Measurements December 31, 2011	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation	Total Gains/(Losses) for the Year Ended December 31, 2011
Impaired loans	$49,901	-	-	49,901	(11,864)
Other real estate	$7,576	-	-	7,576	(1,322)

Changes in the allowance for loan losses
Year ended December 31, 2012
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$7,182	3,253	2,104	1,731	13	1,029	-	255	1,037	16,604
Charge-offs	(4,728)	(886)	(668)	(937)	-	(555)	-	(557)	-	(8,331)
Recoveries	528	72	-	374	-	104	-	148	-	1,226
Provision	1,417	792	562	881	15	510	-	399	348	4,924
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Ending balance: individually
evaluated for impairment	$24	84	1,254	-	-	-	-	-	-	1,362
Ending balance: collectively
evaluated for impairment	4,375	3,147	744	2,049	28	1,088	-	245	1,385	13,061
Ending balance	$4,399	3,231	1,998	2,049	28	1,088	-	245	1,385	14,423

Loans:
Ending balance	$73,176	195,003	52,019	200,633	8,951	64,295	11	25,886	-	619,974

Ending balance: individually
evaluated for impairment	$11,961	3,885	20,024	4,569	-	346	-	-	-	40,785
Ending balance: collectively
evaluated for impairment	$61,215	191,118	31,995	196,064	8,951	63,949	11	25,886	-	579,189

Year ended December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Consumer and All Other	Unallocated	Total
Allowance for loan losses:
Beginning balance	$5,774	3,992	2,105	1,409	17	1,174	430	592	15,493
Charge-offs	(7,164)	(2,233)	(692)	(1,271)	—	(314)	(586)	—	(12,260)
Recoveries	241	184	17	24	—	121	152	—	739
Provision	8,331	1,310	674	1,569	(4)	48	259	445	12,632
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Ending balance: individually
evaluated for impairment	$1,250	46	1,243	—	—	—	—	—	2,539
Ending balance: collectively
evaluated for impairment	5,932	3,207	861	1,731	13	1,029	255	1,037	14,065
Ending balance	$7,182	3,253	2,104	1,731	13	1,029	255	1,037	16,604

Loans:
Ending balance	$93,812	212,993	54,058	214,415	4,793	60,646	29,780	—	670,497

Ending balance: individually
evaluated for impairment	$20,280	2,352	18,309	3,845	—	—	—	—	44,786
Ending balance: collectively
evaluated for impairment	$73,532	210,641	35,749	210,570	4,793	60,646	29,780	—	625,711

(Dollars in thousands)
2010

Balance at beginning of year	$15,413
Amounts charged off	(16,911)
Recoveries on amounts previously charged off	553
Provision for loan losses	16,438

Balance at end of year	$15,493

Credit risk profile of each loan type based on internally assigned risk grade
December 31, 2012
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

1- Excellent Quality	$11	24,662	-	-	-	672	-	1,239	-	26,584
2- High Quality	4,947	56,829	-	27,511	32	9,260	-	4,122	2,317	105,018
3- Good Quality	24,952	62,018	24,724	114,001	4,975	40,814	11	4,186	13,416	289,097
4- Management Attention	18,891	35,727	11,366	47,603	3,039	11,844	-	392	5	128,867
5- Watch	9,580	9,504	3,597	6,911	712	976	-	134	-	31,414
6- Substandard	14,795	6,263	12,332	4,607	193	729	-	70	-	38,989
7- Low Substandard	-	-	-	-	-	-	-	-	-	-
8- Doubtful	-	-	-	-	-	-	-	-	-	-
9- Loss	-	-	-	-	-	-	-	5	-	5
Total	$73,176	195,003	52,019	200,633	8,951	64,295	11	10,148	15,738	619,974

December 31, 2011
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Stated Income	Commercial	Multifamily and Farmland	Commercial	Consumer	All Other	Total

1- Excellent Quality	$197	25,474	-	-	-	715	1,344	-	27,730
2- High Quality	5,183	64,817	-	25,506	50	8,801	4,070	2,774	111,201
3- Good Quality	27,675	74,824	25,564	136,137	3,448	36,585	4,259	16,509	325,001
4- Management Attention	28,138	35,233	15,020	40,312	358	12,882	429	7	132,379
5- Watch	15,923	6,141	5,626	2,795	728	622	89	-	31,924
6- Substandard	16,696	6,504	7,848	9,665	209	1,041	154	-	42,117
7- Low Substandard	-	-	-	-	-	-	-	-	-
8- Doubtful	-	-	-	-	-	-	-	-	-
9- Loss	-	-	-	-	-	-	145	-	145
Total	$93,812	212,993	54,058	214,415	4,793	60,646	10,490	19,290	670,497

Analysis of TDR loans by loan type
December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	11	$10,465	6,633
Single-family residential	33	3,014	4,084
Single-family residential -
Banco de la Gente stated income	122	13,459	12,170
Commercial	4	1,457	682
Total real estate TDR loans	170	28,395	23,569

Commercial loans (not secured by real estate)	9	511	368
Consumer loans (not secured by real estate)	1	2	-
Total TDR loans	180	$28,908	23,937

December 31, 2012
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Single-family residential	5	$674	673
Single-family residential -
Banco de la Gente stated income	20	2,046	1,992
Total real estate TDR loans	25	2,720	2,665

Commercial loans (not secured by real estate)	1	14	13
Total TDR loans	26	$2,734	2,678

December 31, 2011
(Dollars in thousands)
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Real estate loans
Construction and land development	29	$19,762	12,840
Single-family residential	48	4,684	5,244
Single-family residential -
Banco de la Gente stated income	193	20,857	19,602
Commercial	15	7,200	5,013
Multifamily and farmland	1	322	209
Total real estate TDR loans	286	52,825	42,908

Commercial loans (not secured by real estate)	21	1,711	1,083
Consumer loans (not secured by real estate)	8	124	142
Total TDR loans	315	$54,660	44,133

4. Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Premises and Equipment
(Dollars in thousands)
	2012	2011

Land	$3,657	3,581
Buildings and improvements	14,815	14,771
Furniture and equipment	17,660	16,874

Total premises and equipment	36,132	35,226

Less accumulated depreciation	20,258	18,330

Total net premises and equipment	$15,874	16,896

5. Time Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Scheduled maturities of time deposits
(Dollars in thousands)

2013	$157,707
2014	33,579
2015	36,066
2016	10,269
2017 and thereafter	10,603

Total	$248,224

6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Borrowings from the FHLB outstanding
(Dollars in thousands)

Maturity Date	Call Date	Rate	Rate Type	Amount

June 24, 2015	N/A	3.710%	Convertible	$5,000

March 25, 2019	N/A	4.260%	Convertible	5,000

October 5, 2016	N/A	4.450%	Convertible	5,000

November 12, 2014	N/A	2.230%	Fixed Rate Hybrid	5,000

November 13, 2017	N/A	4.260%	Fixed Rate Hybrid	15,000

October 17, 2016	N/A	3.820%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.500%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.740%	Adjustable Rate Hybrid	15,000

October 17, 2018	N/A	3.515%	Adjustable Rate Hybrid	5,000

October 17, 2018	N/A	3.570%	Adjustable Rate Hybrid	5,000

				$70,000

8. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for income taxes
(Dollars in thousands)
	2012	2011	2010
Current	$1,800	2,141	512
Deferred	(213)	(678)	(523)
Total	$1,587	1,463	(11)

Federal income tax rate to earnings reconciliation
(Dollars in thousands)
	2012	2011	2010
Pre-tax income at statutory rate (34%)	$2,509	2,251	622
Differences:
Tax exempt interest income	(1,168)	(1,052)	(721)
Nondeductible interest and other expense	52	62	58
Cash surrender value of life insurance	(149)	(101)	(87)
State taxes, net of federal benefits	324	233	(8)
Nondeductible capital losses	-	49	99
Other, net	19	21	26
Total	$1,587	1,463	(11)

Deferred tax assets and deferred tax liabilities
Deferred tax assets:
Allowance for loan losses	$5,560	6,401
Accrued retirement expense	1,409	1,213
Other real estate	628	454
Other	362	204
Total gross deferred tax assets	7,959	8,272

Deferred tax liabilities:
Deferred loan fees	794	1,082
Premises and equipment	417	655
Unrealized gain on available for sale securities	3,581	1,964
Total gross deferred tax liabilities	4,792	3,701
Net deferred tax asset	$3,167	4,571

9. Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Summary of activity for related party loans
(Dollars in thousands)

Beginning balance	$6,123
New loans	4,520
Repayments	(5,258)

Ending balance	$5,385

10. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Future minimum lease payments required for all operating leases
(Dollars in thousands)

Year ending December 31,
2013	$542
2014	516
2015	482
2016	482
2017	428
Thereafter	1,667
Total minimum obligation	$4,117

Required collateral or other security to support financial instruments with credit risk
(Dollars in thousands)
	Contractual Amount
	2012	2011
Financial instruments whose contract amount represent credit risk:

Commitments to extend credit	$133,919	131,565

Standby letters of credit and financial guarantees written	$3,297	3,288

11. Derivative Financial Instruments and Hedging Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Company’s derivative financial instruments
	Amount of Gain (Loss) Recognized in Accumulated OCI on Derivatives		Location of Gain (Loss) Reclassified from Accumulated OCI into Income	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income
	Years ended December 31,			Years ended December 31,
	2012	2011		2012	2011
Interest rate derivative contracts	$-	$(20)	Interest income	$-	$628

12. Employee and Director Benefit Programs (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Accumulated benefit obligation for the Company’s two postretirement benefit plans
(Dollars in thousands)
	2012	2011

Benefit obligation at beginning of period	$2,923	2,607
Service cost	430	303
Interest cost	89	64
Benefits paid	(60)	(51)

Benefit obligation at end of period	$3,382	2,923

Amounts recognized in the Company’s Consolidated Balance Sheet
(Dollars in thousands)
	2012	2011

Benefit obligation	$3,382	2,923
Fair value of plan assets	-	-

(Dollars in thousands)
	2012	2011

Funded status	$(3,382)	(2,923)
Unrecognized prior service cost/benefit	-	-
Unrecognized net actuarial loss	-	-

Net amount recognized	$(3,382)	(2,923)

Unfunded accrued liability	$(3,382)	(2,923)
Intangible assets	-	-

Net amount recognized	$(3,382)	(2,923)

Net periodic benefit cost of the Company’s post retirement benefit plans
(Dollars in thousands)
	2012	2011

Service cost	$430	303
Interest cost	89	64

Net periodic cost	$519	367

Weighted average discount rate assumption used to
determine benefit obligation	5.43%	6.59%

Expected benefit payments for the Company’s two postretirement benefit plans
(Dollars in thousands)

Year ending December 31,
2013	$130
2014	$219
2015	$250
2016	$251
2017	$283
Thereafter	$8,944

13. Regulatory Matters (Tables)	12 Months Ended
Dec. 31, 2012
Banking and Thrift [Abstract]
Company’s and the Bank’s actual capital amounts and ratios
(Dollars in thousands)
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio

As of December 31, 2012:

Total Capital (to Risk-Weighted Assets)
Consolidated	$121,246	17.34%	55,928	8.00%	N/A	N/A
Bank	$117,453	16.84%	55,784	8.00%	69,730	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$112,135	16.04%	27,964	4.00%	N/A	N/A
Bank	$108,379	15.54%	27,892	4.00%	41,838	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$112,135	11.12%	40,342	4.00%	N/A	N/A
Bank	$108,379	10.76%	40,302	4.00%	50,377	5.00%

As of December 31, 2011:

Total Capital (to Risk-Weighted Assets)
Consolidated	$129,495	17.38%	59,607	8.00%	N/A	N/A
Bank	$111,807	15.04%	59,463	8.00%	74,329	10.00%
Tier 1 Capital (to Risk-Weighted Assets)
Consolidated	$119,950	16.10%	29,804	4.00%	N/A	N/A
Bank	$102,264	13.76%	29,731	4.00%	44,597	6.00%
Tier 1 Capital (to Average Assets)
Consolidated	$119,950	11.06%	43,379	4.00%	N/A	N/A
Bank	$102,264	9.44%	43,328	4.00%	54,160	5.00%

15. Other Operating Income and Expense (Tables)	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
Other operating income/expense that exceeded one percent of total revenues
(Dollars in thousands)
	2012	2011	2010
Visa debit card income	$2,092	1,783	1,570
Net appraisal management fee income	$737	375	326

Other operating expense for the years ended December 31, 2012, 2011 and 2010 included the following items that exceeded one percent of total revenues at some point during the following three-year period:

(Dollars in thousands)
	2012	2011	2010
Advertising	$695	660	714
FDIC insurance	$894	1,061	1,434
Visa debit card expense	$729	658	606
Telephone	$554	605	629
Foreclosure/OREO expense	$677	904	569
Internet banking expense	$593	509	445

16. Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Carrying amount and estimated fair value of the Company’s financial instruments
(Dollars in thousands)
		Fair Value Measurements at December 31, 2012
	Carrying Amount	Level 1	Level 2	Level 3	Total
Assets:
Cash and cash equivalents	$48,843	48,843	-	-	48,843
Investment securities available for sale	297,823	1,468	295,105	1,250	297,823
Other investments	5,599	-	-	5,599	5,599
Mortgage loans held for sale	6,922	-	-	6,922	6,922
Loans, net	605,551	-	-	599,996	599,996
Cash surrender value of life insurance	13,273	-	13,273	-	13,273

Liabilities:
Deposits	$781,525	-	780,662	-	780,662
Securities sold under agreements
to repurchase	34,578	-	34,578	-	34,578
FHLB borrowings	70,000	-	76,375	-	76,375
Junior subordinated debentures	20,619	-	20,619	-	20,619

(Dollars in thousands)
	December 31, 2011
	Carrying Amount	Estimated Fair Value
Assets:
Cash and cash equivalents	$29,236	29,236
Investment securities available for sale	321,388	321,388
Other investments	5,712	5,712
Mortgage loans held for sale	5,146	5,146
Loans, net	653,893	648,640
Cash surrender value of life insurance	12,835	12,835

Liabilities:
Deposits and demand notes payable	$827,111	826,810
Securities sold under agreements
to repurchase	39,600	39,600
FHLB borrowings	70,000	75,046
Junior subordinated debentures	20,619	20,619

1. Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Number of Options Outstanding, Beginning	79,017	150,071	169,462
Number of Options Granted	0	0	0
Number of Options Expired/Forfeited	(6,052)	(71,054)	(19,391)
Number of Options Exercised	(69,335)	0	0
Number of Options Outstanding, Ending	3,630	79,017	150,071
Exercisable, December 31, 2012	3,630
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, Beginning	$ 7.97	$ 8.32	$ 8.17
Weighted Average Exercise Price Granted	$ 0	$ 0	$ 0
Weighted Average Exercise Price Expired/Forfeited	$ 8.89	$ 8.71	$ 6.99
Weighted Average Exercise Price Exercised	$ 7.77	$ 0	$ 0
Weighted Average Exercise Price Outstanding, Ending	$ 10.31	$ 7.97	$ 8.32
Weighted Average Exercise Price Exercisable, December 31, 2012	$ 10.31
Weighted Average Remaining Contractual Life (in years)
Weighted Average Remaining Contractual Term (in years) Outstanding	1 year 4 months 6 days
Weighted Average Remaining Contractual Term (in years) Exercisable, December 31, 2012	1 year 4 months 6 days

1. Summary of Significant Accounting Policies (Details 1) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net Earnings Available to Common Shareholders
Basic earnings per common share	$ 4,783	$ 3,766	$ 447
Effect of dilutive securities, Stock options	0	0	0
Diluted earnings per common share	$ 4,783	$ 3,766	$ 447
Common Shares
Basic earnings per common share (in shares)	5,559,401	5,542,548	5,539,308
Effect of dilutive securities, Stock options (in shares)	3,206	1,301	4,107
Diluted earnings per common share (in shares)	5,562,607	5,543,849	5,543,415
Per Share Amount
Basic earnings per common share (in dollars per share)	$ 0.86	$ 0.68	$ 0.08
Diluted earnings per common share (in dollars per share)	$ 0.86	$ 0.68	$ 0.08

1. Summary of Significant Accounting Policies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Details Narrative
Unpaid principal balances of mortgage loans serviced for others	$ 3,100,000	$ 4,000,000	$ 5,300,000
Balance of other real estate owned	6,254,000	7,576,000
Compensation expense for restricted stock awards	$ 42,000	$ 7,000	$ 10,000

2. Investment Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment securities available for sale
Estimated Fair Value	$ 297,823	$ 321,388
Amortized Cost
Due within one year	4,139
Due from one to five years	14,285
Due from five to ten years	100,595
Due after ten years	22,107
Mortgage-backed securities	146,755
Equity securities	748
Total	288,629
Estimated Fair Value
Due within one year	4,163
Due from one to five years	14,768
Due from five to ten years	106,246
Due after ten years	23,154
Mortgage-backed securities	148,024
Equity securities	1,468
Total	297,823
Fair value measurements
Estimated Fair Value	297,823	321,388
Investment Securities Available for Sale Level 3 Valuation
Balance, beginning of period	6,594
Transfers in and/or (out) of Level 3	(5,344)
Balance, end of period	1,250
Mortgage-backed securities
Investment securities available for sale
Amortized Cost	146,755	213,378
Gross Unrealized Gains	1,875	1,371
Gross Unrealized Losses	606	1,056
Estimated Fair Value	148,024	213,693
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	48,126	95,122
Less than 12 Months, Unrealized Losses	468	991
12 Months or More, Fair Value	12,913	4,125
12 Months or More, Unrealized Losses	138	65
Total, Fair Value	61,039	99,247
Total, Unrealized Losses	606	1,056
Fair value measurements
Estimated Fair Value	148,024	213,693
Level 1 valuation	0	0
Level 2 valuation	148,024	208,349
Level 3 valuation	0	5,344
U.S. Government sponsored enterprises
Investment securities available for sale
Amortized Cost	18,714	7,429
Gross Unrealized Gains	203	265
Gross Unrealized Losses	80	0
Estimated Fair Value	18,837	7,694
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	3,402
Less than 12 Months, Unrealized Losses	80
12 Months or More, Fair Value	0
12 Months or More, Unrealized Losses	0
Total, Fair Value	3,402
Total, Unrealized Losses	80
Fair value measurements
Estimated Fair Value	18,837	7,694
Level 1 valuation	0	0
Level 2 valuation	18,837	7,694
Level 3 valuation	0	0
State and political subdivisions
Investment securities available for sale
Amortized Cost	118,591	92,996
Gross Unrealized Gains	7,171	4,157
Gross Unrealized Losses	104	56
Estimated Fair Value	125,658	97,097
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	9,490	4,444
Less than 12 Months, Unrealized Losses	104	56
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	9,490	4,444
Total, Unrealized Losses	104	56
Fair value measurements
Estimated Fair Value	125,658	97,097
Level 1 valuation	0	0
Level 2 valuation	125,658	97,097
Level 3 valuation	0	0
Corporate bonds
Investment securities available for sale
Amortized Cost	2,571	546
Gross Unrealized Gains	19	0
Gross Unrealized Losses	4	3
Estimated Fair Value	2,586	543
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	1,035	542
Less than 12 Months, Unrealized Losses	4	3
12 Months or More, Fair Value	0	0
12 Months or More, Unrealized Losses	0	0
Total, Fair Value	1,035	542
Total, Unrealized Losses	4	3
Fair value measurements
Estimated Fair Value	2,586	543
Level 1 valuation	0	0
Level 2 valuation	2,586	543
Level 3 valuation	0	0
Trust preferred securities
Investment securities available for sale
Amortized Cost	1,250	1,250
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	1,250	1,250
Fair value measurements
Estimated Fair Value	1,250	1,250
Level 1 valuation	0	0
Level 2 valuation	0	0
Level 3 valuation	1,250	1,250
Equity securities
Investment securities available for sale
Amortized Cost	748	748
Gross Unrealized Gains	720	363
Gross Unrealized Losses	0	0
Estimated Fair Value	1,468	1,111
Fair value measurements
Estimated Fair Value	1,468	1,111
Level 1 valuation	1,468	1,111
Level 2 valuation	0	0
Level 3 valuation	0	0
Total
Investment securities available for sale
Amortized Cost	288,629	316,347
Gross Unrealized Gains	9,988	6,156
Gross Unrealized Losses	794	1,115
Estimated Fair Value	297,823	321,388
Investment securities with continuous unrealized loss position
Less than 12 Months, Fair Value	62,053	100,108
Less than 12 Months, Unrealized Losses	656	1,050
12 Months or More, Fair Value	12,913	4,125
12 Months or More, Unrealized Losses	138	65
Total, Fair Value	74,966	104,233
Total, Unrealized Losses	794	1,115
Fair value measurements
Estimated Fair Value	$ 297,823	$ 321,388

2. Investment Securities (Details Narrative) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities Details Narrative
Unrealized losses in the investment securites portfolio relating to debt securities	$ 794
Other than temporary write downs	0	144	291
Remaining value of impaired investments		264	409
Proceeds from sales of investment securities available for sale	47,076	110,978	65,774
Gains on sales of available-to-sale securities	1,300	4,400	3,300
Securities pledged to secure public deposits	$ 73,900	$ 83,600

3. Loans (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major classifications
Total Loans	$ 619,974	$ 670,497
Less allowance for loan losses	14,423	16,604	15,493	15,413
Net loans	605,551	653,893
Construction and land development
Major classifications
Total Loans	73,176	93,812
Single-family residential
Major classifications
Total Loans	195,003	212,993
Single-family residential - Banco de la Gente stated income
Major classifications
Total Loans	52,019	54,058
Commercial Real Estate
Major classifications
Total Loans	200,633	214,415
Multifamily and Farmland
Major classifications
Total Loans	8,951	4,793
Total real estate loans
Major classifications
Total Loans	529,782	580,071
Commercial loans (not secured by real estate)
Major classifications
Total Loans	64,295	60,646
Farm loans (not secured by real estate)
Major classifications
Total Loans	11	0
Consumer loans (not secured by real estate)
Major classifications
Total Loans	10,148	10,490
All other loans (not secured by real estate)
Major classifications
Total Loans	$ 15,738	$ 19,290

3. Loans, Past Due (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Past due loans
Loans 30-89 Days Past Due	$ 19,538	$ 28,276
Loans 90 or More Days Past Due	13,311	10,530
Total Past Due Loans	32,849	38,806
Total Current Loans	587,125	631,691
Total loans	619,974	670,497
Accruing Loans 90 or More Days Past Due	2,403	2,709
Construction and land development
Past due loans
Loans 30-89 Days Past Due	1,280	10,033
Loans 90 or More Days Past Due	6,858	3,338
Total Past Due Loans	8,138	13,371
Total Current Loans	65,038	80,441
Total loans	73,176	93,812
Accruing Loans 90 or More Days Past Due	0	0
Single-family residential
Past due loans
Loans 30-89 Days Past Due	4,316	4,612
Loans 90 or More Days Past Due	1,548	1,434
Total Past Due Loans	5,864	6,046
Total Current Loans	189,139	206,947
Total loans	195,003	212,993
Accruing Loans 90 or More Days Past Due	0	107
Single-family residential - Banco de la Gente stated income
Past due loans
Loans 30-89 Days Past Due	11,077	11,924
Loans 90 or More Days Past Due	3,659	4,755
Total Past Due Loans	14,736	16,679
Total Current Loans	37,283	37,379
Total loans	52,019	54,058
Accruing Loans 90 or More Days Past Due	2,378	2,602
Commercial Real Estate
Past due loans
Loans 30-89 Days Past Due	1,720	1,002
Loans 90 or More Days Past Due	1,170	958
Total Past Due Loans	2,890	1,960
Total Current Loans	197,743	212,455
Total loans	200,633	214,415
Accruing Loans 90 or More Days Past Due	0	0
Multifamily and Farmland
Past due loans
Loans 30-89 Days Past Due	7	13
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	7	13
Total Current Loans	8,944	4,780
Total loans	8,951	4,793
Accruing Loans 90 or More Days Past Due	0	0
Total real estate loans
Past due loans
Loans 30-89 Days Past Due	18,400	27,584
Loans 90 or More Days Past Due	13,235	10,485
Total Past Due Loans	31,635	38,069
Total Current Loans	498,147	542,002
Total loans	529,782	580,071
Accruing Loans 90 or More Days Past Due	2,378	2,709
Commercial loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	888	576
Loans 90 or More Days Past Due	66	9
Total Past Due Loans	954	585
Total Current Loans	63,341	60,061
Total loans	64,295	60,646
Accruing Loans 90 or More Days Past Due	23	0
Farm loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0
Loans 90 or More Days Past Due	0
Total Past Due Loans	0
Total Current Loans	11
Total loans	11	0
Accruing Loans 90 or More Days Past Due	0
Consumer loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	250	116
Loans 90 or More Days Past Due	10	36
Total Past Due Loans	260	152
Total Current Loans	9,888	10,338
Total loans	10,148	10,490
Accruing Loans 90 or More Days Past Due	2	0
All other loans (not secured by real estate)
Past due loans
Loans 30-89 Days Past Due	0	0
Loans 90 or More Days Past Due	0	0
Total Past Due Loans	0	0
Total Current Loans	15,738	19,290
Total loans	15,738	19,290
Accruing Loans 90 or More Days Past Due	$ 0	$ 0

3. Loans, Nonaccrual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Non-accrual loans
Non-accrual loans	$ 17,630	$ 21,785
Construction and land development
Non-accrual loans
Non-accrual loans	9,253	13,257
Single-family residential
Non-accrual loans
Non-accrual loans	2,491	2,380
Single-family residential - Banco de la Gente stated income
Non-accrual loans
Non-accrual loans	2,232	3,142
Commercial Real Estate
Non-accrual loans
Non-accrual loans	3,263	2,451
Total real estate loans
Non-accrual loans
Non-accrual loans	17,239	21,230
Commercial loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	344	403
Consumer loans (not secured by real estate)
Non-accrual loans
Non-accrual loans	$ 47	$ 152

3. Loans, Impaired (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans
Unpaid Contractual Principal Balance	$ 55,717	$ 64,297
Recorded Investment With No Allowance	17,477	19,298
Recorded Investment With Allowance	30,797	35,400
Recorded Investment in Impaired Loans	48,274	54,698
Related Allowance	1,536	4,797
Average Outstanding Impaired Loans	48,357	49,307
Construction and land development
Impaired loans
Unpaid Contractual Principal Balance	17,738	28,721
Recorded Investment With No Allowance	11,795	14,484
Recorded Investment With Allowance	680	6,098
Recorded Investment in Impaired Loans	12,475	20,582
Related Allowance	61	3,264
Average Outstanding Impaired Loans	12,810	17,848
Single-family residential
Impaired loans
Unpaid Contractual Principal Balance	9,099	6,361
Recorded Investment With No Allowance	766	969
Recorded Investment With Allowance	7,799	5,117
Recorded Investment in Impaired Loans	8,565	6,086
Related Allowance	177	131
Average Outstanding Impaired Loans	7,590	6,324
Single-family residential - Banco de la Gente stated income
Impaired loans
Unpaid Contractual Principal Balance	21,806	20,021
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	21,000	19,602
Recorded Investment in Impaired Loans	21,000	19,602
Related Allowance	1,278	1,296
Average Outstanding Impaired Loans	21,158	18,778
Commercial Real Estate
Impaired loans
Unpaid Contractual Principal Balance	5,830	7,717
Recorded Investment With No Allowance	4,569	3,845
Recorded Investment With Allowance	467	3,139
Recorded Investment in Impaired Loans	5,036	6,984
Related Allowance	6	77
Average Outstanding Impaired Loans	5,433	4,518
Multifamily and Farmland
Impaired loans
Unpaid Contractual Principal Balance	193	209
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	193	209
Recorded Investment in Impaired Loans	193	209
Related Allowance	1	1
Average Outstanding Impaired Loans	200	214
Total real estate loans
Impaired loans
Unpaid Contractual Principal Balance	54,666	63,029
Recorded Investment With No Allowance	17,130	19,298
Recorded Investment With Allowance	30,139	34,165
Recorded Investment in Impaired Loans	47,269	53,463
Related Allowance	1,523	4,769
Average Outstanding Impaired Loans	47,191	47,682
Commercial loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	983	1,111
Recorded Investment With No Allowance	347	0
Recorded Investment With Allowance	592	1,083
Recorded Investment in Impaired Loans	939	1,083
Related Allowance	12	26
Average Outstanding Impaired Loans	1,125	1,485
Consumer loans (not secured by real estate)
Impaired loans
Unpaid Contractual Principal Balance	68	157
Recorded Investment With No Allowance	0	0
Recorded Investment With Allowance	66	152
Recorded Investment in Impaired Loans	66	152
Related Allowance	1	2
Average Outstanding Impaired Loans	$ 41	$ 140

3. Loans, Impaired (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans	$ 46,738	$ 49,901
Other real estate	6,254	7,576
Level 1
Impaired loans	0	0
Other real estate	0	0
Level 2
Impaired loans	0	0
Other real estate	0	0
Level 3
Impaired loans	46,738	49,901
Other real estate	6,254	7,576
Total gains losses for the year ended
Impaired loans	(7,986)	(11,864)
Other real estate	$ (1,136)	$ (1,322)

3. Loans, Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses
Beginning balance	$ 16,604	$ 15,493	$ 15,413
Charge-offs	(8,331)	(12,260)	(16,911)
Recoveries	1,226	739	553
Provision	4,924	12,632	16,438
Ending balance	14,423	16,604	15,493
Ending balance: individually evaluated for impairments	1,362	2,539
Ending balance: collectively evaluated for impairments	13,061	14,065
Ending balance	14,423	16,604	15,493
Loans
Ending balance	619,974	670,497
Ending balance: individually evaluated for impairment	40,785	44,786
Ending balance: collectively evaluated for impairment	579,189	625,711
Construction and land development
Allowance for loan losses
Beginning balance	7,182	5,774
Charge-offs	(4,728)	(7,164)
Recoveries	528	241
Provision	1,417	8,331
Ending balance	4,399	7,182
Ending balance: individually evaluated for impairments	24	1,250
Ending balance: collectively evaluated for impairments	4,375	5,932
Ending balance	4,399	7,182
Loans
Ending balance	73,176	93,812
Ending balance: individually evaluated for impairment	11,961	20,280
Ending balance: collectively evaluated for impairment	61,215	73,532
Single-family residential
Allowance for loan losses
Beginning balance	3,253	3,992
Charge-offs	(886)	(2,233)
Recoveries	72	184
Provision	792	1,310
Ending balance	3,231	3,253
Ending balance: individually evaluated for impairments	84	46
Ending balance: collectively evaluated for impairments	3,147	3,207
Ending balance	3,231	3,253
Loans
Ending balance	195,003	212,993
Ending balance: individually evaluated for impairment	3,885	2,352
Ending balance: collectively evaluated for impairment	191,118	210,641
Single-family residential - Banco de la Gente stated income
Allowance for loan losses
Beginning balance	2,104	2,105
Charge-offs	(668)	(692)
Recoveries	0	17
Provision	562	674
Ending balance	1,998	2,104
Ending balance: individually evaluated for impairments	1,254	1,243
Ending balance: collectively evaluated for impairments	744	861
Ending balance	1,998	2,104
Loans
Ending balance	52,019	54,058
Ending balance: individually evaluated for impairment	20,024	18,309
Ending balance: collectively evaluated for impairment	31,995	35,749
Commercial Real Estate
Allowance for loan losses
Beginning balance	1,731	1,409
Charge-offs	(937)	(1,271)
Recoveries	374	24
Provision	881	1,569
Ending balance	2,049	1,731
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	2,049	1,731
Ending balance	2,049	1,731
Loans
Ending balance	200,633	214,415
Ending balance: individually evaluated for impairment	4,569	3,845
Ending balance: collectively evaluated for impairment	196,064	210,570
Multifamily and Farmland
Allowance for loan losses
Beginning balance	13	17
Charge-offs	0	0
Recoveries	0	0
Provision	15	(4)
Ending balance	28	13
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	28	13
Ending balance	28	13
Loans
Ending balance	8,951	4,793
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	8,951	4,793
Commercial loans (not secured by real estate)
Allowance for loan losses
Beginning balance	1,029	1,174
Charge-offs	(555)	(314)
Recoveries	104	121
Provision	510	48
Ending balance	1,088	1,029
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	1,088	1,029
Ending balance	1,088	1,029
Loans
Ending balance	64,295	60,646
Ending balance: individually evaluated for impairment	346	0
Ending balance: collectively evaluated for impairment	63,949	60,646
Farm loans (not secured by real estate)
Allowance for loan losses
Charge-offs	0
Recoveries	0
Provision	0
Ending balance: individually evaluated for impairments	0
Ending balance: collectively evaluated for impairments	0
Ending balance	0	0
Loans
Ending balance	11
Ending balance: individually evaluated for impairment	0
Ending balance: collectively evaluated for impairment	11
Consumer And All Other Loans
Allowance for loan losses
Beginning balance	255	430
Charge-offs	(557)	(586)
Recoveries	148	152
Provision	399	259
Ending balance	245	255
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	245	255
Ending balance	245	255
Loans
Ending balance	25,886	29,780
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	25,886	29,780
Unallocated
Allowance for loan losses
Beginning balance	1,037	592
Charge-offs	0	0
Recoveries	0	0
Provision	348	445
Ending balance	1,385	1,037
Ending balance: individually evaluated for impairments	0	0
Ending balance: collectively evaluated for impairments	1,385	1,037
Ending balance	1,385	1,037
Loans
Ending balance	0	0
Ending balance: individually evaluated for impairment	0	0
Ending balance: collectively evaluated for impairment	$ 0	$ 0

3. Loans, Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit risk profile
Total Loans	$ 619,974	$ 670,497
Construction and land development
Credit risk profile
Total Loans	73,176	93,812
Single-family residential
Credit risk profile
Total Loans	195,003	212,993
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	52,019	54,058
Commercial Real Estate
Credit risk profile
Total Loans	200,633	214,415
Multifamily and Farmland
Credit risk profile
Total Loans	8,951	4,793
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	64,295	60,646
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	11	0
Consumer loans (not secured by real estate)
Credit risk profile
Total Loans	10,148	10,490
All other loans (not secured by real estate)
Credit risk profile
Total Loans	15,738	19,290
Construction and land development
Credit risk profile
Total Loans	73,176	93,812
Construction and land development | 1- Excellent Quality
Credit risk profile
Total Loans	11	197
Construction and land development | 2- High Quality
Credit risk profile
Total Loans	4,947	5,183
Construction and land development | 3- Good Quality
Credit risk profile
Total Loans	24,952	27,675
Construction and land development | 4- Management Attention
Credit risk profile
Total Loans	18,891	28,138
Construction and land development | 5- Watch
Credit risk profile
Total Loans	9,580	15,923
Construction and land development | 6- Substandard
Credit risk profile
Total Loans	14,795	16,696
Construction and land development | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Construction and land development | 8- Doubtful
Credit risk profile
Total Loans	0	0
Construction and land development | 9- Loss
Credit risk profile
Total Loans	0	0
Single-family residential
Credit risk profile
Total Loans	195,003	212,993
Single-family residential | 1- Excellent Quality
Credit risk profile
Total Loans	24,662	25,474
Single-family residential | 2- High Quality
Credit risk profile
Total Loans	56,829	64,817
Single-family residential | 3- Good Quality
Credit risk profile
Total Loans	62,018	74,824
Single-family residential | 4- Management Attention
Credit risk profile
Total Loans	35,727	35,233
Single-family residential | 5- Watch
Credit risk profile
Total Loans	9,504	6,141
Single-family residential | 6- Substandard
Credit risk profile
Total Loans	6,263	6,504
Single-family residential | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Single-family residential | 8- Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential | 9- Loss
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income
Credit risk profile
Total Loans	52,019	54,058
Single-family residential - Banco de la Gente stated income | 1- Excellent Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | 2- High Quality
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | 3- Good Quality
Credit risk profile
Total Loans	24,724	25,564
Single-family residential - Banco de la Gente stated income | 4- Management Attention
Credit risk profile
Total Loans	11,366	15,020
Single-family residential - Banco de la Gente stated income | 5- Watch
Credit risk profile
Total Loans	3,597	5,626
Single-family residential - Banco de la Gente stated income | 6- Substandard
Credit risk profile
Total Loans	12,332	7,848
Single-family residential - Banco de la Gente stated income | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | 8- Doubtful
Credit risk profile
Total Loans	0	0
Single-family residential - Banco de la Gente stated income | 9- Loss
Credit risk profile
Total Loans	0	0
Commercial Real Estate
Credit risk profile
Total Loans	200,633	214,415
Commercial Real Estate | 1- Excellent Quality
Credit risk profile
Total Loans	0	0
Commercial Real Estate | 2- High Quality
Credit risk profile
Total Loans	27,511	25,506
Commercial Real Estate | 3- Good Quality
Credit risk profile
Total Loans	114,001	136,137
Commercial Real Estate | 4- Management Attention
Credit risk profile
Total Loans	47,603	40,312
Commercial Real Estate | 5- Watch
Credit risk profile
Total Loans	6,911	2,795
Commercial Real Estate | 6- Substandard
Credit risk profile
Total Loans	4,607	9,665
Commercial Real Estate | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Commercial Real Estate | 8- Doubtful
Credit risk profile
Total Loans	0	0
Commercial Real Estate | 9- Loss
Credit risk profile
Total Loans	0	0
Multifamily and Farmland
Credit risk profile
Total Loans	8,951	4,793
Multifamily and Farmland | 1- Excellent Quality
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | 2- High Quality
Credit risk profile
Total Loans	32	50
Multifamily and Farmland | 3- Good Quality
Credit risk profile
Total Loans	4,975	3,448
Multifamily and Farmland | 4- Management Attention
Credit risk profile
Total Loans	3,039	358
Multifamily and Farmland | 5- Watch
Credit risk profile
Total Loans	712	728
Multifamily and Farmland | 6- Substandard
Credit risk profile
Total Loans	193	209
Multifamily and Farmland | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | 8- Doubtful
Credit risk profile
Total Loans	0	0
Multifamily and Farmland | 9- Loss
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate)
Credit risk profile
Total Loans	64,295	60,646
Commercial loans (not secured by real estate) | 1- Excellent Quality
Credit risk profile
Total Loans	672	715
Commercial loans (not secured by real estate) | 2- High Quality
Credit risk profile
Total Loans	9,260	8,801
Commercial loans (not secured by real estate) | 3- Good Quality
Credit risk profile
Total Loans	40,814	36,585
Commercial loans (not secured by real estate) | 4- Management Attention
Credit risk profile
Total Loans	11,844	12,882
Commercial loans (not secured by real estate) | 5- Watch
Credit risk profile
Total Loans	976	622
Commercial loans (not secured by real estate) | 6- Substandard
Credit risk profile
Total Loans	729	1,041
Commercial loans (not secured by real estate) | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | 8- Doubtful
Credit risk profile
Total Loans	0	0
Commercial loans (not secured by real estate) | 9- Loss
Credit risk profile
Total Loans	0	0
Farm loans (not secured by real estate)
Credit risk profile
Total Loans	11
Farm loans (not secured by real estate) | 1- Excellent Quality
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 2- High Quality
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 3- Good Quality
Credit risk profile
Total Loans	11
Farm loans (not secured by real estate) | 4- Management Attention
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 5- Watch
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 6- Substandard
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 7- Low Substandard
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 8- Doubtful
Credit risk profile
Total Loans	0
Farm loans (not secured by real estate) | 9- Loss
Credit risk profile
Total Loans	0
Consumer loans (not secured by real estate) | 1- Excellent Quality
Credit risk profile
Total Loans	1,239	1,344
Consumer loans (not secured by real estate) | 2- High Quality
Credit risk profile
Total Loans	4,122	4,070
Consumer loans (not secured by real estate) | 3- Good Quality
Credit risk profile
Total Loans	4,186	4,259
Consumer loans (not secured by real estate) | 4- Management Attention
Credit risk profile
Total Loans	392	429
Consumer loans (not secured by real estate) | 5- Watch
Credit risk profile
Total Loans	134	89
Consumer loans (not secured by real estate) | 6- Substandard
Credit risk profile
Total Loans	70	154
Consumer loans (not secured by real estate) | 7- Low Substandard
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | 8- Doubtful
Credit risk profile
Total Loans	0	0
Consumer loans (not secured by real estate) | 9- Loss
Credit risk profile
Total Loans	5	145
All other loans (not secured by real estate) | 1- Excellent Quality
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 2- High Quality
Credit risk profile
Total Loans	2,317	2,774
All other loans (not secured by real estate) | 3- Good Quality
Credit risk profile
Total Loans	13,416	16,509
All other loans (not secured by real estate) | 4- Management Attention
Credit risk profile
Total Loans	5	7
All other loans (not secured by real estate) | 5- Watch
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 6- Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 7- Low Substandard
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 8- Doubtful
Credit risk profile
Total Loans	0	0
All other loans (not secured by real estate) | 9- Loss
Credit risk profile
Total Loans	$ 0	$ 0

3. Loans, TDR (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TDR Loans
Number of Contracts	180	315
Pre-Modification Outstanding Recorded Investment	$ 28,908	$ 54,660
Post-Modification Outstanding Recorded Investment	23,937	44,133
Construction and land development
TDR Loans
Number of Contracts	11	29
Pre-Modification Outstanding Recorded Investment	10,465	19,762
Post-Modification Outstanding Recorded Investment	6,633	12,840
Single-family residential
TDR Loans
Number of Contracts	33	48
Pre-Modification Outstanding Recorded Investment	3,014	4,684
Post-Modification Outstanding Recorded Investment	4,084	5,244
Single-family residential - Banco de la Gente stated income
TDR Loans
Number of Contracts	122	193
Pre-Modification Outstanding Recorded Investment	13,459	20,857
Post-Modification Outstanding Recorded Investment	12,170	19,602
Commercial Real Estate
TDR Loans
Number of Contracts	4	15
Pre-Modification Outstanding Recorded Investment	1,457	7,200
Post-Modification Outstanding Recorded Investment	682	5,013
Multifamily and Farmland
TDR Loans
Number of Contracts	0	1
Pre-Modification Outstanding Recorded Investment	0	322
Post-Modification Outstanding Recorded Investment	0	209
Total real estate loans
TDR Loans
Number of Contracts	170	286
Pre-Modification Outstanding Recorded Investment	28,395	52,825
Post-Modification Outstanding Recorded Investment	23,569	42,908
Commercial loans (not secured by real estate)
TDR Loans
Number of Contracts	9	21
Pre-Modification Outstanding Recorded Investment	511	1,711
Post-Modification Outstanding Recorded Investment	368	1,083
Consumer loans (not secured by real estate)
TDR Loans
Number of Contracts	1	8
Pre-Modification Outstanding Recorded Investment	2	124
Post-Modification Outstanding Recorded Investment	$ 0	$ 142

3. Loans, TDR (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TDR Loans
Number of Contracts	180	315
Pre-Modification Outstanding Recorded Investment	$ 28,908	$ 54,660
Post-Modification Outstanding Recorded Investment	23,937	44,133
Single-family residential TDR loans
TDR Loans
Number of Contracts	5
Pre-Modification Outstanding Recorded Investment	674
Post-Modification Outstanding Recorded Investment	673
Single-family residential- Banco de la Gente stated income
TDR Loans
Number of Contracts	20
Pre-Modification Outstanding Recorded Investment	2,046
Post-Modification Outstanding Recorded Investment	1,992
Total real estate TDR loans
TDR Loans
Number of Contracts	25
Pre-Modification Outstanding Recorded Investment	2,720
Post-Modification Outstanding Recorded Investment	2,665
TDR Commercial loans (not secured by real estate)
TDR Loans
Number of Contracts	1
Pre-Modification Outstanding Recorded Investment	14
Post-Modification Outstanding Recorded Investment	13
Total TDR Loans
TDR Loans
Number of Contracts	26
Pre-Modification Outstanding Recorded Investment	2,734
Post-Modification Outstanding Recorded Investment	$ 2,678

3. Loans (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loans Details Narrative
Percentage of construction and land development loans in Bank's loan portfolio	12.00%
Percentage of single-family residential loans in Bank's loan portfolio	40.00%
Percentage of Single-family residential - Banco de la Gente stated income loans in Bank's loan portfolio	8.00%
Percentage of commercial real estate loans in Bank's loan portfolio	32.00%
Percentage of commercial loans in Bank's loan portfolio	10.00%
Accruing impaired loans	$ 30,600,000	$ 30,600,000
Interest income recognized on accruing impaired loans	1,500,000	1,700,000
TDR loan amounts	23,937,000	44,133,000
Amount of performing TDR loans included	$ 2,000,000	$ 15,100,000

4. Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Premises And Equipment Details
Land	$ 3,657	$ 3,581
Buildings and improvements	14,815	14,771
Furniture and equipment	17,660	16,874
Total premises and equipment	36,132	35,226
Less accumulated depreciation	20,258	18,330
Total net premises and equipment	$ 15,874	$ 16,896

4. Premises and Equipment (Details Narrative) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Premises And Equipment Details Narrative
Depreciation expense	$ 1.9	$ 2

5. Time Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Time Deposits Details
2013	$ 157,707
2014	33,579
2015	36,066
2016	10,269
2017 and thereafter	10,603
Total	$ 248,224

5. Time Deposits (Details Narrative) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits Details Narrative
Time deposits purchased through third party brokers, including certificates of deposit participated through the Certificate of Deposit Account Registry Service ("CDARS") on behalf of local customers	$ 21.4	$ 47
CDARS balances	$ 20.1	$ 28.6
Weighted average rate of brokered deposits	0.29%	0.99%

6. Federal Home Loan Bank and Federal Reserve Bank Borrowings (Details Narrative) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank And Federal Reserve Bank Borrowings Details Narrative
Loans pledged as collateral to the FHLB	$ 138.7
Market value of securities pledged to the FHLB	17.8
FLHB stock owned	4.7	4.9
Carrying values of loans pledged as collateral to the FHLB	$ 313.7

8. Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details
Current	$ 1,800	$ 2,141	$ 512
Deferred	(213)	(678)	(523)
Total	$ 1,587	$ 1,463	$ (11)

8. Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes Details 1
Pre-tax income at statutory rate (34%)	$ 2,509	$ 2,251	$ 622
Differences:
Tax exempt interest income	(1,168)	(1,052)	(721)
Nondeductible interest and other expense	52	62	58
Cash surrender value of life insurance	(149)	(101)	(87)
State taxes, net of federal benefits	324	233	(8)
Nondeductible capital losses	0	49	99
Other, net	19	21	26
Total	$ 1,587	$ 1,463	$ (11)

8. Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Allowance for loan losses	$ 5,560	$ 6,401
Accrued retirement expense	1,409	1,213
Other real estate	628	454
Other	362	204
Total gross deferred tax assets	7,959	8,272
Deferred tax liabilities:
Deferred loan fees	794	1,082
Premises and equipment	417	655
Unrealized gain on available for sale securities	3,581	1,964
Total gross deferred tax liabilities	4,792	3,701
Net deferred tax asset	$ 3,167	$ 4,571

9. Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Related Party Transactions Details
Beginning balance	$ 6,123
New loans	4,520
Repayments	(5,258)
Ending balance	$ 5,385

9. Related Party Transactions (Details Narrative) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Related party deposits	$ 13.9	$ 15.1

10. Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Details
2013	$ 542
2014	516
2015	482
2016	482
2017	428
Thereafter	1,667
Total minimum obligation	$ 4,117

10. Commitments and Contingencies (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Commitments and contingencies
Commitments to extend credit
Commitments and contingencies	133,919	131,565
Standby letters of credit and financial guarantees written
Commitments and contingencies	$ 3,297	$ 3,288

10. Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Details Narrative
Rent expense	$ 643,000	$ 735,000	$ 815,000

11. Derivative Financial Instruments and Hedging Transactions (Details) (Interest rate derivative contracts (located in Interest income portion of OCI), USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest rate derivative contracts (located in Interest income portion of OCI)
Amount of Gain (Loss) Recognized in Accumulated OCI on Derivatives	$ 0	$ (20)
Amount of Gain (Loss) Reclassified from Accumulated OCI into Income	$ 0	$ 628

12. Employee and Director Benefit Programs (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee And Director Benefit Programs Details
Benefit obligation at beginning of period	$ 2,923	$ 2,607
Service cost	430	303
Interest cost	89	64
Benefits paid	(60)	(51)
Benefit obligation at end of period	$ 3,382	$ 2,923

12. Employee and Director Benefit Programs (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee And Director Benefit Programs Details 1
Benefit obligation	$ 3,382	$ 2,923	$ 2,607
Fair value of plan assets	0	0
Funded status	(3,382)	(2,923)
Net amount recognized	(3,382)	(2,923)
Unfunded accrued liability	(3,382)	(2,923)
Net amount recognized in balance sheet	$ (3,382)	$ (2,923)

12. Employee and Director Benefit Programs (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Employee And Director Benefit Programs Details 2
Service cost	$ 430	$ 303
Interest cost	89	64
Net periodic cost	$ 519	$ 367
Weighted average discount rate assumption used to determine benefit obligation	5.43%	6.59%

12. Employee and Director Benefit Programs (Details 3) (USD $)	Dec. 31, 2012
Employee And Director Benefit Programs Details 3
2013	$ 130
2014	219
2015	250
2016	251
2017	283
Thereafter	$ 8,944

12. Employee and Director Benefit Programs (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee And Director Benefit Programs Details Narrative
Expenses incurred for benefits relating to the postretirement benefit	$ 546,000	$ 335,000	$ 279,000
Postretirement medical benefits expense, including amortization of the transition obligation	24,000	23,000	23,000
Benefits paid	$ 60,000

13. Regulatory Matters (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Total capital (to Risk-Weighted Assets) | Consolidated
Actual, amount	$ 121,246	$ 129,495
Actual, ratio	17.34%	17.38%
For Capital Adequacy Purposes, amount	55,928	59,607
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio
Total capital (to Risk-Weighted Assets) | Bank
Actual, amount	117,453	111,807
Actual, ratio	16.84%	15.04%
For Capital Adequacy Purposes, amount	55,784	59,463
For Capital Adequacy Purposes, ratio	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	69,730	74,329
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	10.00%	10.00%
Tier 1 Capital (to Risk- Weighted Assets) | Consolidated
Actual, amount	112,135	119,950
Actual, ratio	16.04%	16.10%
For Capital Adequacy Purposes, amount	27,964	29,804
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio
Tier 1 Capital (to Risk- Weighted Assets) | Bank
Actual, amount	108,379	102,264
Actual, ratio	15.54%	13.76%
For Capital Adequacy Purposes, amount	27,892	29,731
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	41,838	44,597
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	6.00%	6.00%
Tier 1 Capital (Average Assets) | Consolidated
Actual, amount	112,135	119,950
Actual, ratio	11.12%	11.06%
For Capital Adequacy Purposes, amount	40,342	43,379
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio
Tier 1 Capital (Average Assets) | Bank
Actual, amount	108,379	102,264
Actual, ratio	10.76%	9.44%
For Capital Adequacy Purposes, amount	40,302	43,328
For Capital Adequacy Purposes, ratio	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions, amount	$ 50,377	$ 54,160
To Be Well Capitalized Under Prompt Corrective Action Provisions, ratio	5.00%	5.00%

14. Shareholders’ Equity (Details Narrative) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Shareholders Equity Details Narrative
Shareholders' equity	$ 97,747	$ 103,027
Common stock	$ 48,133	$ 48,298

15. Other Operating Income and Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Operating Income And Expense Details
Visa debit card income	$ 2,092	$ 1,783	$ 1,570
Net appraisal management fee income	737	375	326
Advertising	695	660	714
FDIC insurance	894	1,061	1,434
Visa debit card expense	729	658	606
Telephone	554	605	629
Foreclosure/OREO expense	677	904	569
Internet banking expense	$ 593	$ 509	$ 445

16. Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount
Assets:
Cash and cash equivalents	$ 48,843	$ 29,236
Investment securities available for sale	297,823	321,388
Other investments	5,599	5,712
Mortgage loans held for sale	6,922	5,146
Loans, net	605,551	653,893
Cash surrender value of life insurance	13,273	12,835
Liabilities:
Deposits and demand notes payable	781,525	827,111
Securities sold under agreements to repurchase	34,578	39,600
FHLB borrowings	70,000	70,000
Junior subordinated debentures	20,619	20,619
Fair Value, Inputs, Level 1 [Member]
Assets:
Cash and cash equivalents	48,843
Investment securities available for sale	1,468
Other investments	0
Mortgage loans held for sale	0
Loans, net	0
Cash surrender value of life insurance	0
Liabilities:
Deposits and demand notes payable	0
Securities sold under agreements to repurchase	0
FHLB borrowings	0
Junior subordinated debentures	0
Fair Value, Inputs, Level 2 [Member]
Assets:
Cash and cash equivalents	0
Investment securities available for sale	295,105
Other investments	0
Mortgage loans held for sale	0
Loans, net	0
Cash surrender value of life insurance	13,273
Liabilities:
Deposits and demand notes payable	780,662
Securities sold under agreements to repurchase	34,578
FHLB borrowings	76,375
Junior subordinated debentures	20,619
Fair Value, Inputs, Level 3 [Member]
Assets:
Cash and cash equivalents	0
Investment securities available for sale	1,250
Other investments	5,599
Mortgage loans held for sale	6,922
Loans, net	599,996
Cash surrender value of life insurance	0
Liabilities:
Deposits and demand notes payable	0
Securities sold under agreements to repurchase	0
FHLB borrowings	0
Junior subordinated debentures	0
Estimated Fair Value
Assets:
Cash and cash equivalents	48,843	29,236
Investment securities available for sale	297,823	321,388
Other investments	5,599	5,712
Mortgage loans held for sale	6,922	5,146
Loans, net	599,996	648,640
Cash surrender value of life insurance	13,273	12,835
Liabilities:
Deposits and demand notes payable	780,662	826,810
Securities sold under agreements to repurchase	34,578	39,600
FHLB borrowings	76,375	75,046
Junior subordinated debentures	$ 20,619	$ 20,619

17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Interest-bearing time deposit	$ 16,226	$ 6,704
Investment securities available for sale	297,823	321,388
Total assets	1,013,516	1,067,063
Liabilities and Shareholders' Equity
Junior subordinated debentures	20,619	20,619
Shareholders' equity	97,747	103,027
Total liabilities and shareholders' equity	1,013,516	1,067,063
Revenues:
Interest and dividend income	39,245	45,259	47,680
Other than temporary impairment losses	0	(144)	(291)
Expenses:
Interest	7,696	10,946	14,348
Loss before income tax benefit and equity in undistributed earnings of subsidiaries	7,380	6,622	1,830
Income tax benefit	1,587	1,463	(11)
Net earnings	5,793	5,159	1,841
Cash flows from operating activities:
Net earnings	5,793	5,159	1,841
Adjustments to reconcile net earnings to net cash used by operating activities:
Impairment of investment securities	0	(144)	(291)
Change in:
Other assets	399	(2,644)	2,316
Net cash provided (used by) operating activities	19,027	22,352	17,798
Cash flows from investing activities:
Purchases of investment securities available for sale	(88,304)	(208,863)	(232,915)
Proceeds from maturities of investment securities available for sale	63,225	54,041	86,935
Net change in interest-bearing time deposit	0	735	2,610
Net cash provided (used) by investing activities	64,797	(7,719)	(44,024)
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock	(1,023)	(1,253)	(1,253)
Preferred stock and warrant repurchase	(12,122)	0	0
Restricted stock payout	0	17	12
Proceeds from exercise of stock options	539	0	0
Net cash (used) provided by financing activities	(64,217)	(9,374)	18,863
Net change in cash and cash equivalent	19,607	5,259	(7,363)
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	(2,536)	3,087	(1,838)
Parent Company
Assets
Cash	324	316	425
Interest-bearing time deposit	800	15,000
Investment in subsidiaries	115,386	106,469
Investment securities available for sale	1,596	1,520
Other assets	260	341
Total assets	118,366	123,646
Liabilities and Shareholders' Equity
Junior subordinated debentures	20,619	20,619
Shareholders' equity	97,747	103,027
Total liabilities and shareholders' equity	118,366	123,646
Revenues:
Interest and dividend income	113	226	311
Other than temporary impairment losses	0	(144)	(291)
Total revenues	113	82	20
Expenses:
Interest	438	407	411
Other operating expenses	476	190	191
Total expenses	914	597	602
Loss before income tax benefit and equity in undistributed earnings of subsidiaries	(801)	(515)	(582)
Income tax benefit	166	56	24
Loss before equity in undistributed earnings of subsidiaries	(635)	(459)	(558)
Equity in undistributed earnings of subsidiaries	6,428	5,618	2,399
Net earnings	5,793	5,159	1,841
Cash flows from operating activities:
Net earnings	5,793	5,159	1,841
Adjustments to reconcile net earnings to net cash used by operating activities:
Equity in undistributed earnings of subsidiaries	(6,428)	(5,618)	(2,399)
Impairment of investment securities	0	(144)	(291)
Change in:
Other assets	0	112	(66)
Accrued income	11	(11)	0
Accrued expense	41	(216)	147
Net cash provided (used by) operating activities	(583)	(430)	(186)
Cash flows from investing activities:
Purchases of investment securities available for sale	0	0	(36,000)
Proceeds from maturities of investment securities available for sale	0	0	36,000
Net change in interest-bearing time deposit	14,200	2,000	2,000
Net cash provided (used) by investing activities	14,200	2,000	2,000
Cash flows from financing activities:
Cash dividends paid on Series A preferred stock	(1,023)	(1,253)	(1,253)
Cash dividends paid on common stock	(1,003)	(443)	(448)
Preferred stock and warrant repurchase	(12,122)	0	0
Restricted stock payout	0	17	12
Proceeds from exercise of stock options	539	0	0
Net cash (used) provided by financing activities	(13,609)	(1,679)	(1,689)
Net change in cash and cash equivalent	8	(109)	125
Cash at beginning of year	316	425	300
Cash at end of year	324	316	425
Noncash investing and financing activities:
Change in unrealized gain on investment securities available for sale, net	$ (46)	$ (3)	$ (172)